     GROUP VARIABLE CONTRACTS
     SEPARATE ACCOUNT ELEVEN
     CHICAGO PUBLIC SCHOOLS
                                                            [THE HARTFORD LOGO]

   This Prospectus describes information you should know before you purchase or become a Participant under Premier Solutions a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

   Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

   You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

   Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. The Sub-Accounts available under the Contract are listed below.

   The following Sub-Accounts purchase shares of retail mutual funds:

     - AIM Basic Value Fund Sub-Account which purchases Class A shares of AIM Basic Value Fund

     - American Century Equity Income Fund Sub-Account which purchases Investor Class shares of Equity Income Fund of American Century Investment Management, Inc. ("American Century Equity Income Fund")

     - Federated Short-Term Income Fund Sub-Account which purchases Institutional Service Class shares of Federated Short-Term Income Fund of Federated Income Securities Trust

     - Fidelity Advisor Value Strategies Fund Sub-Account which purchases Class T shares of Fidelity Advisor Value Strategies Fund

     - Franklin Balance Sheet Investment Fund Sub-Account which purchases Class A shares of Franklin Balance Sheet Investment Fund of the Franklin Value Investors Trust

     - INVESCO Technology Fund Sub-Account which purchases Investor Class shares of INVESCO Technology Fund of INVESCO Technology Fund of the AIM Sector Funds

     - John Hancock Small Cap Equity Fund Sub-Account which purchases Class A shares of Small Cap Equity Fund of John Hancock Equity Funds ("John Hancock Small Cap Equity Fund")

     - Massachusetts Investors Growth Stock Fund Sub-Account which purchases Class A shares of Massachusetts Investors Growth Stock Fund

     - Oakmark International Small Cap Fund Sub-Account which purchases Class I shares of The Oakmark International Small Cap Fund

     - Putnam International Equity Fund Sub-Account (formerly Putnam International Growth Fund Sub-Account) which purchases Class A shares of Putnam International Equity Fund

     - Van Kampen Equity and Income Fund Sub-Account which purchases Class A shares of Van Kampen Equity and Income Fund

   The following Sub-Accounts purchase shares of mutual funds that are available exclusively to insurance company separate accounts:

     - Hartford Bond HLS Fund Sub-Account which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

     - Hartford Capital Appreciation HLS Fund Sub-Account which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

     - Hartford MidCap HLS Fund Sub-Account which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc.

     - Hartford Money Market HLS Fund Sub-Account which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

     - Hartford Stock HLS Fund Sub-Account which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

   The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

   If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

   The Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

   This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
 (http://www.sec.gov).
   This group variable annuity contract IS NOT:

  -  A bank deposit or obligation

  -  Federally insured

  -  Endorsed by any bank or governmental agency
 ------------------------------------------------------------------------------

 Prospectus Dated: May 3, 2004
 Statement of Additional Information Dated: May 3, 2004

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 -------                                                                   ----
 GLOSSARY OF SPECIAL TERMS...............................................    4
 FEE TABLE...............................................................    6
 SUMMARY.................................................................   13
 PERFORMANCE RELATED INFORMATION.........................................   15
 HARTFORD LIFE INSURANCE COMPANY.........................................   16
 THE SEPARATE ACCOUNT....................................................   16
 THE FUNDS...............................................................   16
 GENERAL ACCOUNT OPTION..................................................   19
 CONTRACT CHARGES........................................................   20
   Contingent Deferred Sales Charge......................................   20
   Annual Maintenance Fee................................................   20
   Is there ever a time when the Contingent Deferred Sales Charge or
    Annual Maintenance Fee do not apply?.................................   21
   Mortality and Expense Risk and Administrative Charge..................   21
   Premium Taxes.........................................................   22
   Transfer Fee..........................................................   22
   Experience Rating under the Contracts.................................   22
   Negotiated Charges and Fees...........................................   23
   Charges of the Funds..................................................   23
   Plan Related Expenses.................................................   23
 THE CONTRACTS...........................................................   23
   The Contracts Offered.................................................   23
   Assignments...........................................................   23
   Pricing and Crediting of Contributions................................   23
   What is a Surrender Offset?...........................................   24
   May I make changes in the amounts of my Contribution?.................   24
   May I transfer assets between Sub-Accounts?...........................   24
   Dollar Cost Averaging.................................................   25
   May I request a loan from my Participant Account?.....................   25
   How do I know what my Participant Account is worth?...................   26
   How are the underlying Fund shares valued?............................   26
 DEATH BENEFITS..........................................................   27
   Determination of the Beneficiary......................................   27
   Death before the Annuity Commencement Date............................   27
   Death on or after the Annuity Commencement Date.......................   28
 SETTLEMENT PROVISIONS...................................................   28
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   29
   May I Surrender once Annuity Payments have started?...................   29
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   29
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   29
   How are Contributions made to establish an Annuity Account?...........   29
   Can a Contract be suspended by a Contract Owner?......................   29
   Annuity Payment Options...............................................   30
   Systematic Withdrawal Option..........................................   30
   How are Variable Annuity payments determined?.........................   31
 FEDERAL TAX CONSIDERATIONS..............................................   32
   A. General............................................................   32
   B. Hartford and the Separate Account..................................   32
   C. Information Regarding Tax-Qualified Retirement Plans...............   33
   D. Ownership of the Assets of the Separate Account....................   37
   E. Contracts Owned by Non-Natural Persons.............................   38
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations...   38
   G. Generation Skipping Transfer Tax...................................   38
   H. Economic Growth and Tax Relief Reconciliation Act of 2001..........   38
 MORE INFORMATION........................................................   39
   Can a Contract be modified?...........................................   39
   Can Hartford waive any rights under a Contract?.......................   39
   How are the Contracts sold?...........................................   39
   Who is the custodian of the Separate Account's assets?................   40
   Are there any material legal proceedings affecting the Separate
    Account?.............................................................   40
   How may I get additional information?.................................   40
 APPENDIX I -- ACCUMULATION UNIT VALUES..................................   41
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   43

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Purchases (as a percentage of premium
   payments).......................................................      None
 Transfer Fee (1)..................................................   $     5
 Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year.............................................        5%
     During Second Year............................................        4%
     During Third Year.............................................        3%
     During Fourth Year............................................        2%
     During Fifth Year.............................................        1%
     During Sixth Year and thereafter..............................        0%

---------

(1) Currently we do not charge the $5 Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (3)........................................   $    30

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)
   BEFORE ANNUITY COMMENCEMENT DATE:

              RANGE OF MORTALITY AND EXPENSE RISK AND
      ADMINISTRATIVE CHARGE FOR AGGREGATE PARTICIPANT ACCOUNTS        CHARGE
 ------------------------------------------------------------------   -------
     $1,000,000.00 to $4,999,999.99................................     1.25%
     $5,000,000.00 to $34,999,999.99...............................     0.85%
     $35,000,000.00 to $49,999,999.99..............................     0.65%
     $50,000,000.00 to $74,999,999.99..............................     0.50%
     $75,000,000.00 to $99,999,999.99..............................     0.35%
     $100,000,000.00 and over......................................     0.00%

   AFTER ANNUITY COMMENCEMENT DATE:
     All Participant Accounts......................................     1.25%

---------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           MINIMUM      MAXIMUM
---------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.49%        1.83%
---------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                                                   EXPENSES (BEFORE                     TOTAL
                                                         12B-1                     CONTRACTUAL FEE  CONTRACTUAL FEE    ANNUAL
                                                      DISTRIBUTION                    WAIVERS OR      WAIVERS OR        FUND
                                         MANAGEMENT AND/OR SERVICING     OTHER         EXPENSE          EXPENSE       OPERATING
                                            FEES          FEES         EXPENSES    REIMBURSEMENTS)  REIMBURSEMENTS    EXPENSES
                                         ---------- ---------------- ------------- ---------------- --------------- -------------
 RETAIL MUTUAL FUNDS:
 AIM Basic Value Fund -- Class A........    0.67%           0.35%         0.31%            1.33%           N/A           1.33%
 American Century Equity Income Fund --
   Investor Class.......................    1.00%            N/A          0.00%            1.00%           N/A           1.00%
 Federated Short-Term Income Fund --
   Institutional Service Class..........    0.40%           0.25%         0.42%            1.07%          0.26%          0.81%
 Fidelity Advisor Value Strategies
   Fund -- Class T (1)..................    0.58%           0.50%         0.32%            1.40%           N/A           1.40%
 Franklin Balance Sheet Investment
   Fund -- Class A (2)..................    0.46%           0.23%         0.31%            1.00%           N/A           1.00%
 INVESCO Technology Fund -- Investor
   Class (3)............................    0.60%           0.25%         0.92%            1.77%           N/A           1.77%
 John Hancock Small Cap Equity Fund --
   Class A..............................    0.70%           0.30%         0.83%            1.83%           N/A           1.83%
 Massachusetts Investors Growth Stock
   Fund -- Class A (4) (5)..............    0.33%           0.35%         0.26%            0.94%           N/A           0.94%
 The Oakmark International Small Cap
   Fund -- Class I......................    1.23%            N/A          0.34%            1.57%           N/A           1.57%
 Putnam International Equity Fund --
   Class A..............................    0.61%           0.25%         0.36%            1.22%           N/A           1.22%
 Van Kampen Equity and Income Fund --
   Class A..............................    0.36%           0.25%         0.22%            0.83%           N/A           0.83%
 INSURANCE COMPANY DEDICATED MUTUAL
   FUNDS:
 Hartford Bond HLS Fund -- Class IA.....    0.47%            N/A          0.03%            0.50%           N/A           0.50%
 Hartford Capital Appreciation HLS
   Fund -- Class IA.....................    0.64%            N/A          0.05%            0.69%           N/A           0.69%
 Hartford MidCap HLS Fund -- Class IA...    0.68%            N/A          0.04%            0.72%           N/A           0.72%
 Hartford Money Market HLS Fund --
   Class IA.............................    0.45%            N/A          0.04%            0.49%           N/A           0.49%
 Hartford Stock HLS Fund -- Class IA....    0.46%            N/A          0.03%            0.49%           N/A           0.49%

(1) The investment adviser has voluntarily agreed to reimburse Class T shares of the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its respective average net assets, exceeds 1.55%. These arrangements may be discontinued at any time. A portion of the brokerage commission that the fund pays is used to reduce the fund's expenses. Including this reduction, the total fund operating expenses would be 1.37%.

(2) The fund's manager agreed in advance to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's board of trustees and an exemptive order by the Securities and Exchange Commission. With this reduction, the fund's Total Annual Fund Operating Expenses would be 0.98% for Franklin Balance Sheet Investment Fund.

(3) The Fund's advisor is entitled to reimbursement for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between the advisor and the Fund if such reimbursements do not cause the Investor Class to exceed expense limitations and the reimbursement is made within three years after the advisor incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Fund's board of trustees.

(4) The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of shares and the services provided (referred to as distribution and service fees).

(5) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had the expense reductions been taken into account, "Total Fund Operating Expenses" would be 0.84%.

    EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $25,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $25,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.12%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

    EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  802
---------------------------------------------------------------------
3 years                                                       $1,296
---------------------------------------------------------------------
5 years                                                       $1,797
---------------------------------------------------------------------
10 years                                                      $3,546
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  316
---------------------------------------------------------------------
3 years                                                       $  988
---------------------------------------------------------------------
5 years                                                       $1,684
---------------------------------------------------------------------
10 years                                                      $3,532
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  328
---------------------------------------------------------------------
3 years                                                       $1,001
---------------------------------------------------------------------
5 years                                                       $1,697
---------------------------------------------------------------------
10 years                                                      $3,546
---------------------------------------------------------------------

    EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  761
---------------------------------------------------------------------
3 years                                                       $1,177
---------------------------------------------------------------------
5 years                                                       $1,597
---------------------------------------------------------------------
10 years                                                      $3,161
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  275
---------------------------------------------------------------------
3 years                                                       $  867
---------------------------------------------------------------------
5 years                                                       $1,484
---------------------------------------------------------------------
10 years                                                      $3,146
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  287
---------------------------------------------------------------------
3 years                                                       $  879
---------------------------------------------------------------------
5 years                                                       $1,497
---------------------------------------------------------------------
10 years                                                      $3,161
---------------------------------------------------------------------

    EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  740
---------------------------------------------------------------------
3 years                                                       $1,117
---------------------------------------------------------------------
5 years                                                       $1,496
---------------------------------------------------------------------
10 years                                                      $2,963
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  254
---------------------------------------------------------------------
3 years                                                       $  805
---------------------------------------------------------------------
5 years                                                       $1,383
---------------------------------------------------------------------
10 years                                                      $2,948
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  267
---------------------------------------------------------------------
3 years                                                       $  818
---------------------------------------------------------------------
5 years                                                       $1,396
---------------------------------------------------------------------
10 years                                                      $2,963
---------------------------------------------------------------------

    EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  725
---------------------------------------------------------------------
3 years                                                       $1,072
---------------------------------------------------------------------
5 years                                                       $1,420
---------------------------------------------------------------------
10 years                                                      $2,812
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  239
---------------------------------------------------------------------
3 years                                                       $  759
---------------------------------------------------------------------
5 years                                                       $1,306
---------------------------------------------------------------------
10 years                                                      $2,797
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  251
---------------------------------------------------------------------
3 years                                                       $  772
---------------------------------------------------------------------
5 years                                                       $1,320
---------------------------------------------------------------------
10 years                                                      $2,812
---------------------------------------------------------------------

    EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  709
---------------------------------------------------------------------
3 years                                                       $1,026
---------------------------------------------------------------------
5 years                                                       $1,343
---------------------------------------------------------------------
10 years                                                      $2,659
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  223
---------------------------------------------------------------------
3 years                                                       $  713
---------------------------------------------------------------------
5 years                                                       $1,229
---------------------------------------------------------------------
10 years                                                      $2,643
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  236
---------------------------------------------------------------------
3 years                                                       $  726
---------------------------------------------------------------------
5 years                                                       $1,243
---------------------------------------------------------------------
10 years                                                      $2,659
---------------------------------------------------------------------

    EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  673
---------------------------------------------------------------------
3 years                                                       $  918
---------------------------------------------------------------------
5 years                                                       $1,161
---------------------------------------------------------------------
10 years                                                      $2,291
---------------------------------------------------------------------

    (2)  If you annuitize at the end of the applicable time period:

1 year                                                        $  188
---------------------------------------------------------------------
3 years                                                       $  605
---------------------------------------------------------------------
5 years                                                       $1,047
---------------------------------------------------------------------
10 years                                                      $2,275
---------------------------------------------------------------------

    (3)  If you do not Surrender your Contract:

1 year                                                        $  200
---------------------------------------------------------------------
3 years                                                       $  618
---------------------------------------------------------------------
5 years                                                       $1,061
---------------------------------------------------------------------
10 years                                                      $2,291
---------------------------------------------------------------------

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
                                                                 SALES CHARGE
                                                                 AS A PERCENT
                                                                OF PARTICIPANT
PARTICIPANT'S CONTRACT YEARS                                        ACCOUNT
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                              MORTALITY AND EXPENSE
                                                                    RISK AND
               AGGREGATE PARTICIPANT ACCOUNTS                 ADMINISTRATIVE CHARGE
               ------------------------------                 ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to $74,999,999.99............................          0.50%
$75,000,000.00 to $99,999,999.99............................          0.35%
$100,000,000.00 and over....................................          0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less premium taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

 - When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

 - It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

 - This option does not involve any life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


RATING AGENCY                 EFFECTIVE DATE OF RATING     RATING      BASIS OF RATING
-------------                 ------------------------   ----------   ------------------
A.M. Best and                          7/17/03                   A+   Financial strength
Company, Inc.
Standard & Poor's                     12/01/03                  AA-   Financial strength
Fitch                                  1/09/04                  AA    Financial strength


    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

    The investment goals of each of the Funds are shown below.

THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

RETAIL MUTUAL FUNDS:

  AIM BASIC VALUE FUND -- Seeks long-term growth of capital. The Fund invests in equity securities of U.S. companies believed to be undervalued in relation to long-term earnings power or other factors.

  AMERICAN CENTURY EQUITY INCOME FUND -- Seeks current income. Capital appreciation is a secondary objective.

  FEDERATED SHORT-TERM INCOME FUND -- Seeks to provide current income.

  FIDELITY ADVISOR VALUE STRATEGIES FUND -- Seeks capital appreciation.

  FRANKLIN BALANCE SHEET INVESTMENT FUND -- Seeks high total return of which capital appreciation and income are components.

  INVESCO TECHNOLOGY FUND -- Seeks capital growth. The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

  JOHN HANCOCK SMALL CAP EQUITY FUND -- Seeks capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its assets in equity securities of small capitalization companies.

  MASSACHUSETTS INVESTORS GROWTH STOCK FUND -- Seeks long-term growth of capital and future income rather than current income.

  THE OAKMARK INTERNATIONAL SMALL CAP FUND -- Seeks long-term capital appreciation.

  PUTNAM INTERNATIONAL EQUITY FUND (formerly Putnam International Growth
Fund) -- Seeks capital appreciation.

  VAN KAMPEN EQUITY AND INCOME FUND -- Seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

INSURANCE COMPANY DEDICATED MUTUAL FUNDS:

  HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

  HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

  HARTFORD MIDCAP HLS FUND -- Seeks long-term capital growth. Sub-advised by Wellington Management.

  HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

  HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

INVESTMENT ADVISERS

    A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is the investment adviser to the AIM Basic Value Fund and the INVESCO Technology Fund. INVESCO Institutional serves as the sub-adviser for the INVESCO Technology Fund.

    American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, is the investment adviser to American Century Equity Income Fund.

    Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, is the investment adviser to the Federated Short-Term Income Fund.

    Fidelity Management & Research Company, is the investment manager to the Fidelity Advisor Value Strategies Fund.

    Franklin Advisory Services, LLC, One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the investment adviser to the Franklin Balance Sheet Investment Fund.

    John Hancock Advisers, LLC., 101 Huntington Avenue, Boston, Massachusetts 02199-7603, is the investment adviser to John Hancock Small Cap Equity Fund.

    Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, is the investment adviser to Massachusetts Investors Growth Stock Fund and MFS-Registered Trademark- International New Discovery Fund.

    Harris Associates L.P., located at Two North LaSalle Street, Chicago, Illinois 60602-3790, is the investment adviser to The Oakmark International Small Cap Fund.

    Putnam Investment Management, LLC, located at One Post Office Square, Boston, MA 02109, is the investment manager of Putnam International Equity Fund.

    Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020, is the investment adviser to Van Kampen Equity and Income Fund.

    The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

    Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

    The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE AND DISTRIBUTION SERVICES: Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                              CONTINGENT DEFERRED
PARTICIPANT'S CONTRACT YEARS                                     SALES CHARGE
----------------------------                                  -------------------
During the First Year.......................................          5%
During the Second Year......................................          4%
During the Third Year.......................................          3%
During the Fourth Year......................................          2%
During the Fifth Year.......................................          1%
During the Sixth Year and thereafter........................          0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

 - Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

 - Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

    - death,

    - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

    - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

    - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

    - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

    - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT ACCOUNTS                       ADMINISTRATIVE CHARGE
---------------------------------------                       ---------------------
$1,000,000.00 to $4,999,999.99..............................          1.25%
$5,000,000.00 to $34,999,999.99.............................          0.85%
$35,000,000.00 to $49,999,999.99............................          0.65%
$50,000,000.00 to $74,999,999.99............................          0.50%
$75,000,000.00 to $99,999,999.99............................          0.35%
$100,000,000.00 and over....................................          0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                  MORTALITY AND
                                                                EXPENSE RISK AND
                                                              ADMINISTRATIVE CHARGE
                                                              ---------------------
All Participants............................................          1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of

Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and
(5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

    - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

    - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

    - Retirement plans qualified under Sections 401(a) or 403(a) of the Code;
      and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five business days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts or the General Account option to one or more Sub-Accounts, the General Account option, or any combination thereof during the Accumulation Period. You can make these transfers and changes in allocations by:

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at retire.hartfordlife.com.

    Any transfers or changes will be effected as of the date we receive your request in good order at our Administrative Office.

    You can transfer your Participant Account values between or among the Sub-Accounts or General Account option up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. These restrictions do not apply to transfers made under a Dollar Cost Averaging Program, which are not limited in number and are free of charge. The tranfer limit of 12 times per Participant Contract Year does not apply to Participants in the Chicago Board of Education Tax Sheltered Annuity 403(b) Program.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states, or in all Contracts.

    Transfers of assets presently held in the General Account Option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

    Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account Option, are prohibited.

    In addition, we reserve the right to limit the maximum amount transferred or distributed from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account Option in any one Participant Contract Year.

    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. We will notify you in writing prior to any such modification. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.

    The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE:

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

    - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO:

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our administrative offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT. FOR CONTRACTS PURCHASED IN ILLINOIS, THE BENEFICIARY(IES) WILL RECEIVE THE VALUE OF YOUR PARTICIPANT ACCOUNT (LESS ANY APPLICABLE PREMIUM TAXES NOT ALREADY DEDUCTED) AS OF THE DATE WE RECEIVE DUE PROOF OF DEATH AT OUR ADMINISTRATIVE OFFICES.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options (see "Annuity payment options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will continue to make payments to the Beneficiary under one of the following Annuity payment options elected by the Annuitant, subject to the specific terms of that Annuity payment option:

x  Life Annuity (Option 1)

x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)

x  Unit Refund Life Annuity (Option 3)

x  Joint and Last Survivor Life Annuity (Option 4)

x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time after the termination of Contributions but before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with
       3. below.

    2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION
403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION
403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE
59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE

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CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN
ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or
(c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payment Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age
70 1/2) and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payments at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented            number of monthly
 (b)  =  by each monthly Annuity payment made      X    Annuity payments made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

 - When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

 - Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

 - Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer and who have a minimum Individual Account balance of $10,000 at the time they elect the

Systematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

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
    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  A. Net amount applied........................................  $139,782.50
  B. Initial monthly income per $1,000 of payment applied......         6.13
  C. Initial monthly payment (A X B  DIVIDED BY 1,000).........  $    856.87
  D. Annuity Unit Value........................................        3.125
  E. Number of monthly annuity units (C  DIVIDED BY D).........      274.198
  F. Assume annuity unit value for second month equal to.......        2.897
  G. Second monthly payment (F X E)............................  $    794.35
  H. Assume annuity unit value for third month equal to........        3.415
  I. Third month payment (H X E)...............................  $    936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participation Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B)

    Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

    - after the participating employee attains age 59 1/2;

    - upon severance from employment;

    - upon death or disability; or

    - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

    If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

    All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - has a severance from employment as defined in the Code (including death of the participating employee), or

    - suffers an unforeseeable financial emergency as defined in the Code.

  4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

    TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
  Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

    SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

    ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

  5. FEDERAL TAX PENALTIES AND WITHHOLDING

    Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

    (a) PENALTY TAX ON EARLY DISTRIBUTIONS

      Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

    - Made on or after the date on which the employee reaches age 59 1/2;

    - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

    - Attributable to the employee's becoming disabled (as defined in the Code);

    - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

    - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

    - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

    - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

    - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

    (b) MINIMUM DISTRIBUTION PENALTY TAX

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

    - the calendar year in which the individual attains age 70 1/2; or

    - the calendar year in which the individual retires from service with the employer sponsoring the plan.

      The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

      The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

    - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

    - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

      Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

      If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

    (c) WITHHOLDING

      We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

      Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

      For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

      For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

      Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

      Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

  6. ROLLOVER DISTRIBUTIONS

    Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

    For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or
  (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

    Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

D. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

E. CONTRACTS OWNED BY NON-NATURAL PERSONS

    Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

    - certain annuities held by structured settlement companies,

    - certain annuities held by an employer with respect to a terminated qualified retirement plan, and

    - certain immediate annuities.

    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

    The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

    During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

    The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There are no material legal proceedings pending to which the Separate Account is a party. Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

    In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.


    Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.


    On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

    Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Christine Hayer Repasy, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    FINANCIAL STATEMENTS

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.35%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

                                                                                            YEAR ENDING DECEMBER 31,
                                                                                       ----------------------------------
                                                                                          2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE FUND
Accumulation unit value at beginning of period.......................................  $ 7.862     $10.000          --
Accumulation unit value at end of period.............................................  $10.479     $ 7.862          --
Number of accumulation units outstanding at end of period (in thousands).............       82          55          --
AMERICAN CENTURY EQUITY INCOME FUND
Accumulation unit value at beginning of period.......................................  $ 9.525     $10.000          --
Accumulation unit value at end of period.............................................  $11.793     $ 9.525          --
Number of accumulation units outstanding at end of period (in thousands).............       96          59          --
FEDERATED SHORT-TERM INCOME FUND
Accumulation unit value at beginning of period.......................................  $10.160     $10.000          --
Accumulation unit value at end of period.............................................  $10.236     $10.160          --
Number of accumulation units outstanding at end of period (in thousands).............       10           4          --
FIDELITY ADVISOR VALUE STRATEGIES FUND
Accumulation unit value at beginning of period.......................................  $ 7.717     $10.000          --
Accumulation unit value at end of period.............................................  $12.303     $ 7.717          --
Number of accumulation units outstanding at end of period (in thousands).............       25          17          --
FRANKLIN BALANCE SHEET INVESTMENT FUND
Accumulation unit value at beginning of period.......................................  $ 9.375     $10.000          --
Accumulation unit value at end of period.............................................  $12.105     $ 9.375          --
Number of accumulation units outstanding at end of period (in thousands).............       71          41          --
INVESCO TECHNOLOGY FUND
Accumulation unit value at beginning of period.......................................  $ 5.638     $10.000          --
Accumulation unit value at end of period.............................................  $ 8.043     $ 5.638          --
Number of accumulation units outstanding at end of period (in thousands).............        2          --          --
JOHN HANCOCK SMALL CAP EQUITY FUND
Accumulation unit value at beginning of period.......................................  $ 6.421     $10.000          --
Accumulation unit value at end of period.............................................  $ 9.528     $ 6.421          --
Number of accumulation units outstanding at end of period (in thousands).............       22          13          --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Accumulation unit value at beginning of period.......................................  $ 7.512     $10.000          --
Accumulation unit value at end of period.............................................  $ 9.480     $ 7.512          --
Number of accumulation units outstanding at end of period (in thousands).............       58          26          --

                                                                                            YEAR ENDING DECEMBER 31,
                                                                                       ----------------------------------
                                                                                          2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
OAKMARK INTERNATIONAL SMALL CAP FUND
Accumulation unit value at beginning of period.......................................  $ 9.410     $10.000          --
Accumulation unit value at end of period.............................................  $14.293     $ 9.410          --
Number of accumulation units outstanding at end of period (in thousands).............       22          10          --
PUTNAM INTERNATIONAL EQUITY FUND(A)
Accumulation unit value at beginning of period.......................................  $ 8.588     $10.000          --
Accumulation unit value at end of period.............................................  $10.966     $ 8.588          --
Number of accumulation units outstanding at end of period (in thousands).............       43          27          --
VAN KAMPEN EQUITY INCOME FUND
Accumulation unit value at beginning of period.......................................  $ 9.177     $10.000          --
Accumulation unit value at end of period.............................................  $11.171     $ 9.177          --
Number of accumulation units outstanding at end of period (in thousands).............      160          89          --
HARTFORD BOND HLS FUND
Accumulation unit value at beginning of period.......................................  $10.915     $10.000          --
Accumulation unit value at end of period.............................................  $11.730     $10.915          --
Number of accumulation units outstanding at end of period (in thousands).............       50          28          --
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning of period.......................................  $ 8.391     $10.000          --
Accumulation unit value at end of period.............................................  $11.904     $ 8.391          --
Number of accumulation units outstanding at end of period (in thousands).............       35          18          --
HARTFORD MIDCAP HLS FUND
Accumulation unit value at beginning of period.......................................  $ 8.671     $10.000          --
Accumulation unit value at end of period.............................................  $11.896     $ 8.671          --
Number of accumulation units outstanding at end of period (in thousands).............       70          39          --
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning of period.......................................  $10.088     $10.000          --
Accumulation unit value at end of period.............................................  $10.128     $10.088          --
Number of accumulation units outstanding at end of period (in thousands).............        2          --          --
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning of period.......................................  $ 7.781     $10.000          --
Accumulation unit value at end of period.............................................  $ 9.806     $ 7.781          --
Number of accumulation units outstanding at end of period (in thousands).............       47          31          --

(a) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
-------                                                       ----
GENERAL INFORMATION.........................................   2
  Safekeeping of Assets.....................................   2
  Experts...................................................   2
  Non-Participating.........................................   2
  Misstatement of Age or Sex................................   2
  Principal Underwriter.....................................   2
PERFORMANCE RELATED INFORMATION.............................   2
  Total Return for all Sub-Accounts.........................   2
  Yield for Sub-Accounts....................................   3
  Money Market Sub-Accounts.................................   3
  Additional Materials......................................   3
  Performance Comparisons...................................   4

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

        a. attained age 59 1/2

        b. severance from employment

        c. died, or

        d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

Name of Contractholder/Participant _____________________________________________

Address ________________________________________________________________________

City or Plan/School District ___________________________________________________

Date ___________________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account Eleven (Form
HV-3573-4) to me at the following address:

    _________________________________________
                       Name

     _________________________________________
                      Address

     _________________________________________
         City/State               Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $1,250,321 and 2002:
$437,147. There were no underwriting commissions paid to HSD in its role as principal underwriter prior to that time.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 - 1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company, Separate Account Eleven (the "Account") comprising the American Century Equity Income Fund, AIM Basic Value Fund, Dreyfus LifeTime Growth & Income, Dreyfus LifeTime Growth Portfolio, Dreyfus LifeTime Income Portfolio, Dreyfus Premier Core Bond Fund, Fidelity Advisor Value Strategies Fund, Federated Short-Term Income Fund, Franklin Balance Sheet Investment Fund, Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Templeton Foreign Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Invesco Financial Services Fund, Invesco Leisure Fund, Invesco Small Company Growth Fund, Invesco Technology Fund, Janus Adviser Capital Appreciation Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Massachusetts Investors Growth Stock Fund, MFS Capital Opportunities Fund, MFS High Income Fund, MFS Mid Cap Growth Fund, MFS Utilities Fund, MFS Value Fund, Oakmark International Small Cap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Putnam International Equity Fund, and the Equity and Income Fund (collectively, the "sub-accounts"), as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES
DECEMBER 31, 2003

                                                          DREYFUS
                              AMERICAN                   LIFETIME
                           CENTURY EQUITY   AIM BASIC    GROWTH &
                            INCOME FUND    VALUE FUND     INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....       176,539       29,392        3,483
                             ==========     ========      =======
    Cost.................    $1,240,034     $746,988      $49,158
                             ==========     ========      =======
    Market Value.........    $1,373,477     $859,436      $54,642
  Due from Hartford Life
   Insurance Company.....       --            --           --
  Receivable from fund
   shares sold...........            31            8           40
  Other assets...........       --            --           --
                             ----------     --------      -------
  Total Assets...........     1,373,508      859,444       54,682
                             ----------     --------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            31            8           40
  Payable for fund shares
   purchased.............       --            --           --
                             ----------     --------      -------
  Total Liabilities......            31            8           40
                             ----------     --------      -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $1,373,477     $859,436      $54,642
                             ==========     ========      =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       115,387       82,013        5,166
  Unit Values*...........    $    11.90     $  10.48      $ 10.58

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      3,555        2,417        5,848           9,625         12,298          24,697         23,225
                             =======      =======      =======        ========       ========      ==========       ========
    Cost.................    $39,874      $30,187      $84,694        $237,970       $105,936      $  985,980       $409,434
                             =======      =======      =======        ========       ========      ==========       ========
    Market Value.........    $48,100      $30,621      $86,836        $304,423       $104,535      $1,174,818       $485,171
  Due from Hartford Life
   Insurance Company.....     --           --           --             --              --             --              --
  Receivable from fund
   shares sold...........         55            3           15               3              1             489             22
  Other assets...........     --           --           --             --              --             --              --
                             -------      -------      -------        --------       --------      ----------       --------
  Total Assets...........     48,155       30,624       86,851         304,426        104,536       1,175,307        485,193
                             -------      -------      -------        --------       --------      ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         55            3           17               3              1             489             22
  Payable for fund shares
   purchased.............     --           --           --             --              --             --              --
                             -------      -------      -------        --------       --------      ----------       --------
  Total Liabilities......         55            3           17               3              1             489             22
                             -------      -------      -------        --------       --------      ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $48,100      $30,621      $86,834        $304,423       $104,535      $1,174,818       $485,171
                             =======      =======      =======        ========       ========      ==========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      4,775        2,848        7,748          24,743         10,212          97,197         43,310
  Unit Values*...........    $ 10.07      $ 10.75      $ 11.21        $  12.30       $  10.24      $    12.09       $  11.20

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares.....        3,844          48,853        19,013
                              ========        ========      ========
    Cost.................     $ 99,545        $427,981      $272,427
                              ========        ========      ========
    Market Value.........     $116,166        $519,798      $325,316
  Due from Hartford Life
   Insurance Company.....      --               --            --
  Receivable from fund
   shares sold...........           38              19             9
  Other assets...........      --               --            --
                              --------        --------      --------
  Total Assets...........      116,204         519,817       325,325
                              --------        --------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           39              19             9
  Payable for fund shares
   purchased.............      --               --            --
                              --------        --------      --------
  Total Liabilities......           39              19             9
                              --------        --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $116,165        $519,798      $325,316
                              ========        ========      ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       13,549          43,519        34,125
  Unit Values*...........     $   8.57        $  11.94      $   9.53

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      137,468       195,085        115,717        147,861          15,832            7,121
                            ==========    ==========     ==========     ==========        ========          =======
    Cost.................   $2,969,797    $2,317,367     $3,897,868     $2,395,467        $219,301          $28,510
                            ==========    ==========     ==========     ==========        ========          =======
    Market Value.........   $3,116,675    $2,402,895     $5,196,582     $2,774,941        $245,788          $34,729
  Due from Hartford Life
   Insurance Company.....      --                662        --                 657         --               --
  Receivable from fund
   shares sold...........           54       --               4,446        --                   31               44
  Other assets...........      --            --             --             --              --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Total Assets...........    3,116,729     2,403,557      5,201,028      2,775,598         245,819           34,773
                            ----------    ----------     ----------     ----------        --------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           55       --               4,446        --                   31               44
  Payable for fund shares
   purchased.............      --                662        --                 658         --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Total Liabilities......           55           662          4,446            658              31               44
                            ----------    ----------     ----------     ----------        --------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,116,674    $2,402,895     $5,196,582     $2,774,940        $245,788          $34,729
                            ==========    ==========     ==========     ==========        ========          =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      317,194       241,634        429,002        699,333          19,523            4,497
  Unit Values*...........   $     9.83    $     9.94     $    12.11     $     3.97        $  12.59          $  7.72


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....       104,265
                             ==========
    Cost.................    $2,624,850
                             ==========
    Market Value.........    $3,085,904
  Due from Hartford Life
   Insurance Company.....           626
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     3,086,530
                             ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............           626
                             ----------
  Total Liabilities......           626
                             ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $3,085,904
                             ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       723,703
  Unit Values*...........    $     4.26

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares.....     109,106       332,697           32,240
                           ==========      ========         ========
    Cost.................  $2,207,554      $332,697         $383,469
                           ==========      ========         ========
    Market Value.........  $2,687,778      $332,697         $381,763
  Due from Hartford Life
   Insurance Company.....      --           --               --
  Receivable from fund
   shares sold...........         498            34               97
  Other assets...........      --           --               --
                           ----------      --------         --------
  Total Assets...........   2,688,276       332,731          381,860
                           ----------      --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         498            34               97
  Payable for fund shares
   purchased.............      --           --               --
                           ----------      --------         --------
  Total Liabilities......         498            34               97
                           ----------      --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,687,778      $332,697         $381,763
                           ==========      ========         ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     232,242        63,562           42,179
  Unit Values*...........  $    11.57      $   5.23         $   9.05

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD SMALL                     INVESCO                      INVESCO SMALL       INVESCO
                            COMPANY HLS    HARTFORD STOCK    FINANCIAL    INVESCO LEISURE     COMPANY         TECHNOLOGY
                                FUND          HLS FUND     SERVICES FUND       FUND         GROWTH FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  --------------  -------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       27,935           60,752         5,956           7,287          18,685            3,304
                              ========       ==========      ========        ========        ========          =======
    Cost.................     $305,222       $2,314,481      $147,241        $247,138        $169,562          $75,117
                              ========       ==========      ========        ========        ========          =======
    Market Value.........     $404,670       $2,695,432      $175,827        $302,325        $207,780          $81,310
  Due from Hartford Life
   Insurance Company.....      --               --             --             --               --              --
  Receivable from fund
   shares sold...........           27               71            13              15              11                7
  Other assets...........      --               --                  7         --               --                    4
                              --------       ----------      --------        --------        --------          -------
  Total Assets...........      404,697        2,695,503       175,847         302,340         207,791           81,321
                              --------       ----------      --------        --------        --------          -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           27               71            13              15              11                7
  Payable for fund shares
   purchased.............      --               --             --             --               --              --
                              --------       ----------      --------        --------        --------          -------
  Total Liabilities......           27               71            13              15              11                7
                              --------       ----------      --------        --------        --------          -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $404,670       $2,695,432      $175,834        $302,325        $207,780          $81,314
                              ========       ==========      ========        ========        ========          =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      218,510          248,818        16,120          27,260          21,986           14,323
  Unit Values*...........     $   1.85       $    10.83      $  10.91        $  11.09        $   9.45          $  5.68

                           JANUS ADVISER
                              CAPITAL
                           APPRECIATION
                               FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....      42,128
                             ========
    Cost.................    $800,690
                             ========
    Market Value.........    $897,756
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........          18
  Other assets...........      --
                             --------
  Total Assets...........     897,774
                             --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          18
  Payable for fund shares
   purchased.............      --
                             --------
  Total Liabilities......          18
                             --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $897,756
                             ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      87,690
  Unit Values*...........    $  10.24

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.
(a) Invesco Telecommunications Fund Sub-Account merged with Invesco Technology Fund Sub-Account. Change effective October 31, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             JANUS ADVISER     JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                             INTERNATIONAL       WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                              GROWTH FUND          FUND          STOCK FUND         FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares.....         2,824             2,792           65,224          50,418
                                =======           =======         ========        ========
    Cost.................       $52,648           $64,015         $670,507        $489,688
                                =======           =======         ========        ========
    Market Value.........       $68,543           $73,680         $738,334        $599,975
  Due from Hartford Life
   Insurance Company.....       --                 --              --                   32
  Receivable from fund
   shares sold...........             3                 3               30          --
  Other assets...........       --                 --              --               --
                                -------           -------         --------        --------
  Total Assets...........        68,546            73,683          738,364         600,007
                                -------           -------         --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             3                 4               30          --
  Payable for fund shares
   purchased.............       --                 --              --                   32
                                -------           -------         --------        --------
  Total Liabilities......             3                 4               30              32
                                -------           -------         --------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $68,543           $73,679         $738,334        $599,975
                                =======           =======         ========        ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         6,538            42,441           82,001          64,789
  Unit Values*...........       $ 10.48           $  1.74         $   9.00        $   9.26

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.
(b) Formerly Janus Adviser International Fund Sub-Account. Change effective June 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                 OPPENHEIMER
                                                                                    OAKMARK        CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL   APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND      SMALL CAP FUND      FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  --------------  ------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     11,534       25,502         7,699        29,462         19,421         16,858       14,614
                             =======     ========       =======      ========       ========       ========     ========
    Cost.................    $42,428     $162,397       $52,118      $505,635       $238,008       $545,682     $591,860
                             =======     ========       =======      ========       ========       ========     ========
    Market Value.........    $45,674     $199,171       $66,054      $599,260       $311,896       $652,743     $752,603
  Due from Hartford Life
   Insurance Company.....     --           --                18        --            --              --           --
  Receivable from fund
   shares sold...........          9           10        --                21              3             45           30
  Other assets...........          4       --                 7        --            --              --           --
                             -------     --------       -------      --------       --------       --------     --------
  Total Assets...........     45,687      199,181        66,079       599,281        311,899        652,788      752,633
                             -------     --------       -------      --------       --------       --------     --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          9           10        --                21              3             46           31
  Payable for fund shares
   purchased.............     --           --                18        --            --              --           --
                             -------     --------       -------      --------       --------       --------     --------
  Total Liabilities......          9           10            18            21              3             46           31
                             -------     --------       -------      --------       --------       --------     --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $45,678     $199,171       $66,061      $599,260       $311,896       $652,742     $752,602
                             =======     ========       =======      ========       ========       ========     ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      3,793       25,021         5,816        55,504         21,822         64,774       34,285
  Unit Values*...........    $ 12.04     $   7.96       $ 11.36      $  10.80       $  14.29       $  10.08     $  21.95


                                 PUTNAM          EQUITY AND
                             INTERNATIONAL         INCOME
                              EQUITY FUND           FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT
                           ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         22,871            398,371
                                ========         ==========
    Cost.................       $416,299         $2,805,992
                                ========         ==========
    Market Value.........       $472,504         $3,147,129
  Due from Hartford Life
   Insurance Company.....       --                  --
  Receivable from fund
   shares sold...........              5                410
  Other assets...........       --                  --
                                --------         ----------
  Total Assets...........        472,509          3,147,539
                                --------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              5                410
  Payable for fund shares
   purchased.............       --                  --
                                --------         ----------
  Total Liabilities......              5                410
                                --------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $472,504         $3,147,129
                                ========         ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         43,087            281,875
  Unit Values*...........       $  10.97         $    11.16

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.
(c) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          DREYFUS
                              AMERICAN                   LIFETIME
                           CENTURY EQUITY   AIM BASIC    GROWTH &
                            INCOME FUND    VALUE FUND     INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 28,426      $ --          $  835
                              --------      --------      ------
EXPENSE:
  Mortality and expense
   undertakings..........       (3,803)       (2,099)       (255)
                              --------      --------      ------
    Net investment income
     (loss)..............       24,623        (2,099)        580
                              --------      --------      ------
CAPITAL GAINS INCOME
 (LOSS)..................       19,414        --           --
                              --------      --------      ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           98           227           1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      185,646       191,189       6,375
                              --------      --------      ------
    Net gain (loss) on
     investments.........      185,744       191,416       6,376
                              --------      --------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $229,781      $189,317      $6,956
                              ========      ========      ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  108       $  867        $2,335         $--            $ 2,158       $  4,045         $ 5,241
                             ------       ------        ------         -------        -------       --------         -------
EXPENSE:
  Mortality and expense
   undertakings..........      (242)        (151)         (446)           (709)          (288)        (3,602)         (2,605)
                             ------       ------        ------         -------        -------       --------         -------
    Net investment income
     (loss)..............      (134)         716         1,889            (709)         1,870            443           2,636
                             ------       ------        ------         -------        -------       --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --              235         --              --              7,442          --
                             ------       ------        ------         -------        -------       --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        29            7           519             422              5            606              64
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,798          784         1,616          97,762         (1,159)       227,431          80,330
                             ------       ------        ------         -------        -------       --------         -------
    Net gain (loss) on
     investments.........     8,827          791         2,135          98,184         (1,154)       228,037          80,394
                             ------       ------        ------         -------        -------       --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,693       $1,507        $4,259         $97,475        $   716       $235,922         $83,030
                             ======       ======        ======         =======        =======       ========         =======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............      $--            $  8,853      $--
                               -------        --------      -------
EXPENSE:
  Mortality and expense
   undertakings..........         (295)         (2,078)        (625)
                               -------        --------      -------
    Net investment income
     (loss)..............         (295)          6,775         (625)
                               -------        --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --           --
                               -------        --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          297             240           24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,132          96,104       82,390
                               -------        --------      -------
    Net gain (loss) on
     investments.........       17,429          96,344       82,414
                               -------        --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $17,134        $103,119      $81,789
                               =======        ========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 67,850      $ 79,009      $   25,647      $ 35,473          $    73          $--
                             --------      --------      ----------      --------          -------          ------
EXPENSE:
  Mortality and expense
   undertakings..........     (17,592)      (11,301)        (23,541)       (7,669)            (382)            (96)
                             --------      --------      ----------      --------          -------          ------
    Net investment income
     (loss)..............      50,258        67,708           2,106        27,804             (309)            (96)
                             --------      --------      ----------      --------          -------          ------
CAPITAL GAINS INCOME
 (LOSS)..................      --             9,144         --             14,306              781          --
                             --------      --------      ----------      --------          -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,066          (424)            589         1,613              (93)           (148)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     398,394        46,386       1,383,232       402,282           27,284           6,742
                             --------      --------      ----------      --------          -------          ------
    Net gain (loss) on
     investments.........     402,400        45,962       1,383,821       403,895           27,191           6,594
                             --------      --------      ----------      --------          -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $452,658      $122,814      $1,385,927      $446,005          $27,663          $6,498
                             ========      ========      ==========      ========          =======          ======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 37,063
                              --------
EXPENSE:
  Mortality and expense
   undertakings..........      (12,570)
                              --------
    Net investment income
     (loss)..............       24,493
                              --------
CAPITAL GAINS INCOME
 (LOSS)..................        7,273
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          358
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      524,730
                              --------
    Net gain (loss) on
     investments.........      525,088
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $556,854
                              ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         HARTFORD
                           HARTFORD                      MORTGAGE
                          MIDCAP HLS  HARTFORD MONEY  SECURITIES HLS
                             FUND     MARKET HLS FUND      FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                          ----------- --------------- --------------
INVESTMENT INCOME:
  Dividends..............  $  5,263       $1,025          $10,417
                           --------       ------          -------
EXPENSE:
  Mortality and expense
   undertakings..........    (7,768)        (848)          (2,296)
                           --------       ------          -------
    Net investment income
     (loss)..............    (2,505)         177            8,121
                           --------       ------          -------
CAPITAL GAINS INCOME
 (LOSS)..................    --           --                1,613
                           --------       ------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       581       --                  407
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   525,411       --               (4,544)
                           --------       ------          -------
    Net gain (loss) on
     investments.........   525,992       --               (4,137)
                           --------       ------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $523,487       $  177          $ 5,597
                           ========       ======          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                                     JANUS ADVISER
                          HARTFORD SMALL                   INVESCO                    INVESCO SMALL     INVESCO         CAPITAL
                           COMPANY HLS   HARTFORD STOCK   FINANCIAL   INVESCO LEISURE    COMPANY       TECHNOLOGY    APPRECIATION
                               FUND         HLS FUND    SERVICES FUND      FUND        GROWTH FUND        FUND           FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT
                          -------------- -------------- ------------- --------------- ------------- ---------------- -------------
INVESTMENT INCOME:
  Dividends..............    $--            $ 28,809       $   876        $--            $--            $--            $ --
                             --------       --------       -------        -------        -------         ------        --------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,677)       (10,113)         (821)        (1,556)        (1,058)          (147)         (4,095)
                             --------       --------       -------        -------        -------         ------        --------
    Net investment income
     (loss)..............      (1,677)        18,696            55         (1,556)        (1,058)          (147)         (4,095)
                             --------       --------       -------        -------        -------         ------        --------
CAPITAL GAINS INCOME
 (LOSS)..................     --             --             --            --              --            --               --
                             --------       --------       -------        -------        -------         ------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         472         20,862           (30)           123             94          1,425          21,905
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     106,325        465,567        30,359         57,306         40,467          7,889         127,576
                             --------       --------       -------        -------        -------         ------        --------
    Net gain (loss) on
     investments.........     106,797        486,429        30,329         57,429         40,561          9,314         149,481
                             --------       --------       -------        -------        -------         ------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $105,120       $505,125       $30,384        $55,873        $39,503         $9,167        $145,386
                             ========       ========       =======        =======        =======         ======        ========

(a) Invesco Telecommunications Fund Sub-Account merged with Invesco Technology Fund Sub-Account. Change effective October 31, 2003.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             JANUS ADVISER     JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                             INTERNATIONAL       WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                              GROWTH FUND          FUND          STOCK FUND         FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............       $   586           $   410         $--             $ --
                                -------           -------         -------         --------
EXPENSE:
  Mortality and expense
   undertakings..........          (322)             (357)         (2,213)          (3,022)
                                -------           -------         -------         --------
    Net investment income
     (loss)..............           264                53          (2,213)          (3,022)
                                -------           -------         -------         --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --             --                --
                                -------           -------         -------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            11                15             188              218
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        16,372            11,769          95,825          118,871
                                -------           -------         -------         --------
    Net gain (loss) on
     investments.........        16,383            11,784          96,013          119,089
                                -------           -------         -------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $16,647           $11,837         $93,800         $116,067
                                =======           =======         =======         ========

(b) Formerly Janus Adviser International Fund Sub-Account. Change effective June 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $1,937       $--           $   840      $  5,528       $ 2,129       $ --         $  4,696
                             ------       -------       -------      --------       -------       --------     --------
EXPENSE:
  Mortality and expense
   undertakings..........      (166)         (989)         (278)       (3,146)         (615)        (2,869)      (1,204)
                             ------       -------       -------      --------       -------       --------     --------
    Net investment income
     (loss)..............     1,771          (989)          562         2,382         1,514         (2,869)       3,492
                             ------       -------       -------      --------       -------       --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --            --            --             --           --
                             ------       -------       -------      --------       -------       --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         4           194            27           130            81            348        1,288
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,056        37,901        13,008       101,767        87,728        124,260      163,960
                             ------       -------       -------      --------       -------       --------     --------
    Net gain (loss) on
     investments.........     3,060        38,095        13,035       101,897        87,809        124,608      165,248
                             ------       -------       -------      --------       -------       --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,831       $37,106       $13,597      $104,279       $89,323       $121,739     $168,740
                             ======       =======       =======      ========       =======       ========     ========


                                 PUTNAM        EQUITY AND
                             INTERNATIONAL       INCOME
                              EQUITY FUND         FUND
                            SUB-ACCOUNT (C)    SUB-ACCOUNT
                           ------------------  -----------
INVESTMENT INCOME:
  Dividends..............       $ 7,885         $ 54,568
                                -------         --------
EXPENSE:
  Mortality and expense
   undertakings..........        (1,153)         (10,026)
                                -------         --------
    Net investment income
     (loss)..............         6,732           44,542
                                -------         --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --
                                -------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            18              378
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        87,395          416,422
                                -------         --------
    Net gain (loss) on
     investments.........        87,413          416,800
                                -------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $94,145         $461,342
                                =======         ========

(c) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          DREYFUS
                              AMERICAN                   LIFETIME
                           CENTURY EQUITY   AIM BASIC    GROWTH &
                            INCOME FUND    VALUE FUND     INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   24,623     $ (2,099)     $   580
  Capital gains income...        19,414       --           --
  Net realized gain
   (loss) on security
   transactions..........            98          227            1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       185,646      191,189        6,375
                             ----------     --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       229,781      189,317        6,956
                             ----------     --------      -------
UNIT TRANSACTIONS:
  Purchases..............       485,705      286,047       12,290
  Net transfers..........        49,851      (21,233)       1,783
  Surrenders for benefit
   payments and fees.....       (49,976)     (26,785)       8,004
  Net loan activity......       --            --           --
  Cost of insurance......       --            --           --
                             ----------     --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       485,580      238,029       22,077
                             ----------     --------      -------
  Net increase (decrease)
   in net assets.........       715,361      427,346       29,033
NET ASSETS:
  Beginning of year......       658,116      432,090       25,609
                             ----------     --------      -------
  End of year............    $1,373,477     $859,436      $54,642
                             ==========     ========      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (134)     $   716      $  1,889       $   (709)      $  1,870      $      443       $  2,636
  Capital gains income...     --           --               235        --              --               7,442         --
  Net realized gain
   (loss) on security
   transactions..........         29            7           519            422              5             606             64
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,798          784         1,616         97,762         (1,159)        227,431         80,330
                             -------      -------      --------       --------       --------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,693        1,507         4,259         97,475            716         235,922         83,030
                             -------      -------      --------       --------       --------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     17,846       15,103        30,187         66,106         62,803         384,307        167,481
  Net transfers..........        450       --            18,966         19,890          4,025          15,031         18,738
  Surrenders for benefit
   payments and fees.....      3,245         (742)        5,191        (10,892)        (4,124)        (17,412)         4,636
  Net loan activity......        (16)         (10)          (10)       --              --                (121)           (10)
  Cost of insurance......     --           --            --            --              --             --              --
                             -------      -------      --------       --------       --------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,525       14,351        54,334         75,104         62,704         381,805        190,845
                             -------      -------      --------       --------       --------      ----------       --------
  Net increase (decrease)
   in net assets.........     30,218       15,858        58,593        172,579         63,420         617,727        273,875
NET ASSETS:
  Beginning of year......     17,882       14,763        28,241        131,844         41,115         557,091        211,296
                             -------      -------      --------       --------       --------      ----------       --------
  End of year............    $48,100      $30,621      $ 86,834       $304,423       $104,535      $1,174,818       $485,171
                             =======      =======      ========       ========       ========      ==========       ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $   (295)       $  6,775      $   (625)
  Capital gains income...      --               --            --
  Net realized gain
   (loss) on security
   transactions..........          297             240            24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,132          96,104        82,390
                              --------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       17,134         103,119        81,789
                              --------        --------      --------
UNIT TRANSACTIONS:
  Purchases..............       30,673         210,379       100,529
  Net transfers..........       45,758           8,604        47,424
  Surrenders for benefit
   payments and fees.....       (1,085)          2,685        (3,906)
  Net loan activity......          (10)             (8)       --
  Cost of insurance......      --               --            --
                              --------        --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       75,336         221,660       144,047
                              --------        --------      --------
  Net increase (decrease)
   in net assets.........       92,470         324,779       225,836
NET ASSETS:
  Beginning of year......       23,695         195,019        99,480
                              --------        --------      --------
  End of year............     $116,165        $519,798      $325,316
                              ========        ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   50,258    $   67,708     $    2,106     $   27,804        $   (309)         $   (96)
  Capital gains income...      --              9,144        --              14,306             781          --
  Net realized gain
   (loss) on security
   transactions..........        4,066          (424)           589          1,613             (93)            (148)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      398,334        46,386      1,383,232        402,282          27,284            6,742
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      452,658       122,814      1,385,927        446,005          27,663            6,498
                            ----------    ----------     ----------     ----------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      523,829       975,681        866,480      1,512,879          21,268            8,076
  Net transfers..........     (128,323)      (12,568)       171,032        (80,667)        156,259           12,089
  Surrenders for benefit
   payments and fees.....       62,421        30,478        219,995        113,475           5,120              288
  Net loan activity......          (50)          (49)          (126)           (25)            (62)         --
  Cost of insurance......      --            --             --             --              --               --
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      457,877       993,542      1,257,381      1,545,662         182,585           20,453
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets.........      910,535     1,116,356      2,643,308      1,991,667         210,248           26,951
NET ASSETS:
  Beginning of year......    2,206,139     1,286,539      2,553,274        783,273          35,540            7,778
                            ----------    ----------     ----------     ----------        --------          -------
  End of year............   $3,116,674    $2,402,895     $5,196,582     $2,774,940        $245,788          $34,729
                            ==========    ==========     ==========     ==========        ========          =======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   24,493
  Capital gains income...         7,273
  Net realized gain
   (loss) on security
   transactions..........           358
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       524,730
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       556,854
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       730,636
  Net transfers..........       305,407
  Surrenders for benefit
   payments and fees.....        18,247
  Net loan activity......          (118)
  Cost of insurance......       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,054,172
                             ----------
  Net increase (decrease)
   in net assets.........     1,611,026
NET ASSETS:
  Beginning of year......     1,474,878
                             ----------
  End of year............    $3,085,904
                             ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (2,505)     $    177         $  8,121
  Capital gains income...      --           --                 1,613
  Net realized gain
   (loss) on security
   transactions..........         581       --                   407
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     525,411       --                (4,544)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     523,487           177            5,597
                           ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............   1,187,458       223,408          118,233
  Net transfers..........     314,752        (1,423)         (47,315)
  Surrenders for benefit
   payments and fees.....       2,378        12,143            9,847
  Net loan activity......         (19)          (25)             (15)
  Cost of insurance......      --           --               --
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,504,569       234,103           80,750
                           ----------      --------         --------
  Net increase (decrease)
   in net assets.........   2,028,056       234,280           86,347
NET ASSETS:
  Beginning of year......     659,722        98,417          295,416
                           ----------      --------         --------
  End of year............  $2,687,778      $332,697         $381,763
                           ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           HARTFORD SMALL                     INVESCO                      INVESCO SMALL       INVESCO
                            COMPANY HLS    HARTFORD STOCK    FINANCIAL    INVESCO LEISURE     COMPANY         TECHNOLOGY
                                FUND          HLS FUND     SERVICES FUND       FUND         GROWTH FUND          FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  --------------  -------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,677)      $   18,696      $     55        $ (1,556)       $ (1,058)         $  (147)
  Capital gains income...      --               --             --             --               --              --
  Net realized gain
   (loss) on security
   transactions..........          472           20,862           (30)            123              94            1,425
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      106,325          465,567        30,359          57,306          40,467            7,889
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      105,120          505,125        30,384          55,873          39,503            9,167
                              --------       ----------      --------        --------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      197,416        1,016,511        76,170         125,569         101,497           30,930
  Net transfers..........       14,383          (17,669)        8,565          13,793          (2,375)          28,472
  Surrenders for benefit
   payments and fees.....       (4,436)         (30,049)       (2,638)           (295)          5,856              528
  Net loan activity......          (33)             (10)          (19)            (15)         --              --
  Cost of insurance......      --               --             --             --               --              --
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      207,330          968,783        82,078         139,052         104,978           59,930
                              --------       ----------      --------        --------        --------          -------
  Net increase (decrease)
   in net assets.........      312,450        1,473,908       112,462         194,925         144,481           69,097
NET ASSETS:
  Beginning of year......       92,220        1,221,524        63,372         107,400          63,299           12,217
                              --------       ----------      --------        --------        --------          -------
  End of year............     $404,670       $2,695,432      $175,834        $302,325        $207,780          $81,314
                              ========       ==========      ========        ========        ========          =======

                           JANUS ADVISER
                              CAPITAL
                           APPRECIATION
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (4,095)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      21,905
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     127,576
                             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     145,386
                             --------
UNIT TRANSACTIONS:
  Purchases..............     961,055
  Net transfers..........    (740,668)
  Surrenders for benefit
   payments and fees.....      74,021
  Net loan activity......         (13)
  Cost of insurance......      --
                             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     294,395
                             --------
  Net increase (decrease)
   in net assets.........     439,781
NET ASSETS:
  Beginning of year......     457,975
                             --------
  End of year............    $897,756
                             ========

(a) Invesco Telecommunications Fund Sub-Account merged with Invesco Technology Fund Sub-Account. Change effective October 31, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             JANUS ADVISER     JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                             INTERNATIONAL       WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                              GROWTH FUND          FUND          STOCK FUND         FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   264           $    53         $ (2,213)       $ (3,022)
  Capital gains income...       --                 --              --               --
  Net realized gain
   (loss) on security
   transactions..........            11                15              188             218
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        16,372            11,769           95,825         118,871
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        16,647            11,837           93,800         116,067
                                -------           -------         --------        --------
UNIT TRANSACTIONS:
  Purchases..............        11,588            26,167          361,787         102,417
  Net transfers..........           723              (713)          29,294         (10,618)
  Surrenders for benefit
   payments and fees.....        14,429             7,454           (2,475)         66,211
  Net loan activity......       --                     (1)              (3)            (16)
  Cost of insurance......       --                 --              --               --
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        26,740            32,907          388,603         157,994
                                -------           -------         --------        --------
  Net increase (decrease)
   in net assets.........        43,387            44,744          482,403         274,061
NET ASSETS:
  Beginning of year......        25,156            28,935          255,931         325,914
                                -------           -------         --------        --------
  End of year............       $68,543           $73,679         $738,334        $599,975
                                =======           =======         ========        ========

(b) Formerly Janus Adviser International Fund Sub-Account. Change effective June 2, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,771     $   (989)      $   562      $  2,382      $  1,514       $ (2,869)    $  3,492
  Capital gains income...     --           --            --            --            --             --           --
  Net realized gain
   (loss) on security
   transactions..........          4          194            27           130            81            348        1,288
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,056       37,901        13,008       101,767        87,728        124,260      163,960
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,831       37,106        13,597       104,279        89,323        121,739      168,740
                             -------     --------       -------      --------      --------       --------     --------
UNIT TRANSACTIONS:
  Purchases..............     27,116       95,950        16,029       167,781       120,238        115,592      413,716
  Net transfers..........      1,893          439         9,182        13,568        14,031         73,579       55,048
  Surrenders for benefit
   payments and fees.....      1,293        5,007        (1,047)       12,793        (6,532)        31,521        3,088
  Net loan activity......     --           --               (19)          (13)       --                (86)         (10)
  Cost of insurance......     --           --            --            --            --             --           --
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     30,302      101,396        24,145       194,129       127,737        220,606      471,842
                             -------     --------       -------      --------      --------       --------     --------
  Net increase (decrease)
   in net assets.........     35,133      138,502        37,742       298,408       217,060        342,345      640,582
NET ASSETS:
  Beginning of year......     10,545       60,669        28,319       300,852        94,836        310,397      112,020
                             -------     --------       -------      --------      --------       --------     --------
  End of year............    $45,678     $199,171       $66,061      $599,260      $311,896       $652,742     $752,602
                             =======     ========       =======      ========      ========       ========     ========


                                 PUTNAM          EQUITY AND
                             INTERNATIONAL         INCOME
                              EQUITY FUND           FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $  6,732         $   44,542
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........             18                378
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         87,395            416,422
                                --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         94,145            461,342
                                --------         ----------
UNIT TRANSACTIONS:
  Purchases..............        158,105          1,251,744
  Net transfers..........           (819)           131,864
  Surrenders for benefit
   payments and fees.....        (14,008)           (23,073)
  Net loan activity......       --                      (27)
  Cost of insurance......       --                  --
                                --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        143,278          1,360,508
                                --------         ----------
  Net increase (decrease)
   in net assets.........        237,423          1,821,850
NET ASSETS:
  Beginning of year......        235,081          1,325,279
                                --------         ----------
  End of year............       $472,504         $3,147,129
                                ========         ==========

(c) Formerly Putnam International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                        DREYFUS
                                AMERICAN                                LIFETIME
                             CENTURY EQUITY        AIM BASIC            GROWTH &
                              INCOME FUND          VALUE FUND            INCOME
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  9,049            $   (769)           $   519
  Capital gains income...          9,248            --                  --
  Net realized gain
   (loss) on security
   transactions..........           (257)             (4,920)                (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (52,203)            (78,741)              (891)
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (34,163)            (84,430)              (373)
                                --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............        711,800             594,412                887
  Net transfers..........        (95,501)            (71,153)           --
  Surrenders for benefit
   payments and fees.....         75,980              (6,739)            25,095
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        692,279             516,520             25,982
                                --------            --------            -------
  Net increase (decrease)
   in net assets.........        658,116             432,090             25,609
NET ASSETS:
  Beginning of year......       --                  --                  --
                                --------            --------            -------
  End of year............       $658,116            $432,090            $25,609
                                ========            ========            =======

(a)  From inception January 1, 2002 to December 31, 2002.
(b)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                DREYFUS             DREYFUS
                                LIFETIME            LIFETIME            DREYFUS             FIDELITY           FEDERATED
                                 GROWTH              INCOME           PREMIER CORE       ADVISOR VALUE         SHORT-TERM
                               PORTFOLIO           PORTFOLIO           BOND FUND        STRATEGIES FUND       INCOME FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    (9)            $   395             $   149             $   (270)           $   690
  Capital gains income...       --                  --                  --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            (2)            --                        1                 (312)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (572)               (350)                526              (31,309)              (242)
                                -------             -------             -------             --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (583)                 45                 676              (31,891)               448
                                -------             -------             -------             --------            -------
UNIT TRANSACTIONS:
  Purchases..............         1,205                 392               4,965              171,595             39,822
  Net transfers..........       --                  --                      589               (4,694)               845
  Surrenders for benefit
   payments and fees.....        17,260              14,326              22,011               (3,166)           --
                                -------             -------             -------             --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        18,465              14,718              27,565              163,735             40,667
                                -------             -------             -------             --------            -------
  Net increase (decrease)
   in net assets.........        17,882              14,763              28,241              131,844             41,115
NET ASSETS:
  Beginning of year......       --                  --                  --                  --                  --
                                -------             -------             -------             --------            -------
  End of year............       $17,882             $14,763             $28,241             $131,844            $41,115
                                =======             =======             =======             ========            =======


                               FRANKLIN
                            BALANCE SHEET      MUTUAL SHARES
                           INVESTMENT FUND          FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  2,754           $  1,537
  Capital gains income...         3,608                 38
  Net realized gain
   (loss) on security
   transactions..........          (392)                12
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (38,593)            (4,593)
                               --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (32,623)            (3,006)
                               --------           --------
UNIT TRANSACTIONS:
  Purchases..............       450,283            136,324
  Net transfers..........       (16,978)              (496)
  Surrenders for benefit
   payments and fees.....       156,409             78,474
                               --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       589,714            214,302
                               --------           --------
  Net increase (decrease)
   in net assets.........       557,091            211,296
NET ASSETS:
  Beginning of year......       --                --
                               --------           --------
  End of year............      $557,091           $211,296
                               ========           ========

(a)  From inception January 1, 2002 to December 31, 2002.
(b)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             FRANKLIN SMALL                           JOHN HANCOCK
                                MID-CAP            TEMPLETON           SMALL CAP
                              GROWTH FUND         FOREIGN FUND        EQUITY FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (21)            $    910            $   (195)
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........            (1)            --                    (1,160)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (511)              (4,287)            (29,501)
                                -------             --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (533)              (3,377)            (30,856)
                                -------             --------            --------
UNIT TRANSACTIONS:
  Purchases..............         1,601               73,933             120,802
  Net transfers..........       --                  --                    (4,974)
  Surrenders for benefit
   payments and fees.....        22,627              124,463              14,508
                                -------             --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        24,228              198,396             130,336
                                -------             --------            --------
  Net increase (decrease)
   in net assets.........        23,695              195,019              99,480
NET ASSETS:
  Beginning of year......       --                  --                  --
                                -------             --------            --------
  End of year............       $23,695             $195,019            $ 99,480
                                =======             ========            ========

(a)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                        HARTFORD
                                HARTFORD                                CAPITAL            HARTFORD
                              ADVISERS HLS       HARTFORD BOND        APPRECIATION       DIVIDEND AND    HARTFORD GLOBAL
                               FUND, INC.           HLS FUND            HLS FUND       GROWTH HLS FUND   HEALTH HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   22,614          $    6,722          $   12,812          $ 10,729          $   (34)
  Capital gains income...        --                     2,386            --                   1,541          --
  Net realized gain
   (loss) on security
   transactions..........              58              (1,330)             (1,285)               52                1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (51,456)             39,142             (84,517)          (22,808)            (797)
                               ----------          ----------          ----------          --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (28,784)             46,920             (72,990)          (10,486)            (830)
                               ----------          ----------          ----------          --------          -------
UNIT TRANSACTIONS:
  Purchases..............         160,035             534,798             425,791           189,543            5,285
  Net transfers..........          (3,674)            (83,580)            (27,407)             (337)         --
  Surrenders for benefit
   payments and fees.....       2,078,562             788,401           2,227,880           604,553           31,085
                               ----------          ----------          ----------          --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,234,923           1,239,619           2,626,264           793,759           36,370
                               ----------          ----------          ----------          --------          -------
  Net increase (decrease)
   in net assets.........       2,206,139           1,286,539           2,553,274           783,273           35,540
NET ASSETS:
  Beginning of year......        --                  --                  --                 --               --
                               ----------          ----------          ----------          --------          -------
  End of year............      $2,206,139          $1,286,539          $2,553,274          $783,273          $35,540
                               ==========          ==========          ==========          ========          =======


                            HARTFORD GLOBAL
                               TECHNOLOGY        HARTFORD INDEX
                                HLS FUND            HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (7)           $   15,990
  Capital gains income...       --                         14
  Net realized gain
   (loss) on security
   transactions..........       --                        (27)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (523)              (63,676)
                                 ------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (530)              (47,699)
                                 ------            ----------
UNIT TRANSACTIONS:
  Purchases..............           247                71,875
  Net transfers..........       --                     (1,961)
  Surrenders for benefit
   payments and fees.....         8,061             1,452,663
                                 ------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         8,308             1,522,577
                                 ------            ----------
  Net increase (decrease)
   in net assets.........         7,778             1,474,878
NET ASSETS:
  Beginning of year......       --                   --
                                 ------            ----------
  End of year............        $7,778            $1,474,878
                                 ======            ==========

(a)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                      HARTFORD
                                HARTFORD                              MORTGAGE
                               MIDCAP HLS       HARTFORD MONEY     SECURITIES HLS
                                  FUND         MARKET HLS FUND          FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (864)          $    62            $   (244)
  Capital gains income...       --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........             56           --                       (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (45,187)          --                    2,837
                                --------           -------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (45,995)               62               2,592
                                --------           -------            --------
UNIT TRANSACTIONS:
  Purchases..............        564,185            14,910              14,325
  Net transfers..........         (3,122)             (169)               (764)
  Surrenders for benefit
   payments and fees.....        144,654            83,614             279,263
                                --------           -------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        705,717            98,355             292,824
                                --------           -------            --------
  Net increase (decrease)
   in net assets.........        659,722            98,417             295,416
NET ASSETS:
  Beginning of year......       --                 --                 --
                                --------           -------            --------
  End of year............       $659,722           $98,417            $295,416
                                ========           =======            ========

(a)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                             HARTFORD SMALL                             INVESCO                              INVESCO SMALL
                              COMPANY HLS        HARTFORD STOCK        FINANCIAL        INVESCO LEISURE         COMPANY
                                  FUND              HLS FUND         SERVICES FUND            FUND            GROWTH FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (217)           $   11,927           $  (100)            $   (228)           $  (135)
  Capital gains income...       --                   --                      93             --                  --
  Net realized gain
   (loss) on security
   transactions..........           (29)               (2,224)              (56)                (119)                30
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (6,877)              (84,616)           (1,774)              (2,118)            (2,249)
                                -------            ----------           -------             --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (7,123)              (74,913)           (1,837)              (2,465)            (2,354)
                                -------            ----------           -------             --------            -------
UNIT TRANSACTIONS:
  Purchases..............        90,584               356,470            30,608               85,324             52,989
  Net transfers..........        (2,365)              (22,213)           (1,755)              (4,308)            (2,184)
  Surrenders for benefit
   payments and fees.....        11,124               962,180            36,356               28,849             14,848
                                -------            ----------           -------             --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        99,343             1,296,437            65,209              109,865             65,653
                                -------            ----------           -------             --------            -------
  Net increase (decrease)
   in net assets.........        92,220             1,221,524            63,372              107,400             63,299
NET ASSETS:
  Beginning of year......       --                   --                 --                  --                  --
                                -------            ----------           -------             --------            -------
  End of year............       $92,220            $1,221,524           $63,372             $107,400            $63,299
                                =======            ==========           =======             ========            =======

                                INVESCO             INVESCO
                               TECHNOLOGY      TELECOMMUNICATIONS
                                  FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (10)            $    (5)
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........            (3)                (21)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,318)               (377)
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,331)               (403)
                                -------             -------
UNIT TRANSACTIONS:
  Purchases..............         4,792                 104
  Net transfers..........       --                   (1,170)
  Surrenders for benefit
   payments and fees.....         3,166               7,059
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,958               5,993
                                -------             -------
  Net increase (decrease)
   in net assets.........         6,627               5,590
NET ASSETS:
  Beginning of year......       --                  --
                                -------             -------
  End of year............       $ 6,627             $ 5,590
                                =======             =======

(a)  From inception January 1, 2002 to December 31, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             JANUS ADVISER
                                CAPITAL          JANUS ADVISER       JANUS ADVISER
                              APPRECIATION       INTERNATIONAL         WORLDWIDE
                                  FUND                FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    (48)           $    92             $    52
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........             (4)                 1                  (5)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (30,510)              (477)             (2,105)
                                --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (30,562)              (384)             (2,058)
                                --------            -------             -------
UNIT TRANSACTIONS:
  Purchases..............         23,255              1,645              16,358
  Net transfers..........       --                   (1,193)                  4
  Surrenders for benefit
   payments and fees.....        465,282             25,088              14,631
                                --------            -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        488,537             25,540              30,993
                                --------            -------             -------
  Net increase (decrease)
   in net assets.........        457,975             25,156              28,935
NET ASSETS:
  Beginning of year......       --                  --                  --
                                --------            -------             -------
  End of year............       $457,975            $25,156             $28,935
                                ========            =======             =======

(a)  From inception January 1, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            MASSACHUSETTS       MFS CAPITAL
                           INVESTORS GROWTH    OPPORTUNITIES          MFS HIGH          MFS MID CAP        MFS UTILITIES
                              STOCK FUND            FUND            INCOME FUND         GROWTH FUND             FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (349)          $   (272)           $    97             $  (103)            $   136
  Capital gains income...       --                --                  --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........        (1,420)                (2)                 1                  (5)                 (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (27,998)            (8,585)               190              (1,128)                928
                               --------           --------            -------             -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (29,767)            (8,859)               288              (1,236)              1,063
                               --------           --------            -------             -------             -------
UNIT TRANSACTIONS:
  Purchases..............       278,436             20,571              1,385              45,563               1,223
  Net transfers..........       (30,245)               590            --                        5             --
  Surrenders for benefit
   payments and fees.....        37,507            313,612              8,872              16,337              26,033
                               --------           --------            -------             -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       285,698            334,773             10,257              61,905              27,256
                               --------           --------            -------             -------             -------
  Net increase (decrease)
   in net assets.........       255,931            325,914             10,545              60,669              28,319
NET ASSETS:
  Beginning of year......       --                --                  --                  --                  --
                               --------           --------            -------             -------             -------
  End of year............      $255,931           $325,914            $10,545             $60,669             $28,319
                               ========           ========            =======             =======             =======

                                                    OAKMARK
                               MFS VALUE         INTERNATIONAL
                                  FUND             SMALL CAP
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (B)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    739            $  2,553
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........           (100)               (628)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (8,142)            (13,841)
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (7,503)            (11,916)
                                --------            --------
UNIT TRANSACTIONS:
  Purchases..............        141,815             121,384
  Net transfers..........         (3,677)            (12,853)
  Surrenders for benefit
   payments and fees.....        170,217              (1,779)
                                --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        308,355             106,752
                                --------            --------
  Net increase (decrease)
   in net assets.........        300,852              94,836
NET ASSETS:
  Beginning of year......       --                  --
                                --------            --------
  End of year............       $300,852            $ 94,836
                                ========            ========

(a)  From inception January 1, 2002 to December 31, 2002.
(b)  From inception February 14, 2002 to December 31, 2002.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              OPPENHEIMER
                                CAPITAL                                  PUTNAM            EQUITY AND
                              APPRECIATION        OPPENHEIMER        INTERNATIONAL           INCOME
                                  FUND            GLOBAL FUND         GROWTH FUND             FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (249)           $    (98)           $     73           $   14,176
  Capital gains income...       --                  --                  --                   --
  Net realized gain
   (loss) on security
   transactions..........            (15)                 (1)               (667)              (2,672)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (17,199)             (3,218)            (31,190)             (75,285)
                                --------            --------            --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (17,463)             (3,317)            (31,784)             (63,781)
                                --------            --------            --------           ----------
UNIT TRANSACTIONS:
  Purchases..............         12,176              16,799             298,900            1,144,805
  Net transfers..........       --                  --                   (26,814)             (53,065)
  Surrenders for benefit
   payments and fees.....        315,684              98,538              (5,221)             297,320
                                --------            --------            --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        327,860             115,337             266,865            1,389,060
                                --------            --------            --------           ----------
  Net increase (decrease)
   in net assets.........        310,397             112,020             235,081            1,325,279
NET ASSETS:
  Beginning of year......       --                  --                  --                   --
                                --------            --------            --------           ----------
  End of year............       $310,397            $112,020            $235,081           $1,325,279
                                ========            ========            ========           ==========

(a)  From inception January 1, 2002 to December 31, 2002.
(b)  From inception February 14, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  ----------
American Century Equity Income Fund.....  $   589,077  $   59,465
AIM Basic Value Fund....................      296,461      60,530
Dreyfus Lifetime Growth & Income........       23,014         361
Dreyfus Lifetime Growth Portfolio.......       22,774       1,384
Dreyfus Lifetime Income Portfolio.......       16,169       1,104
Dreyfus Premier Core Bond Fund..........       78,481      22,020
Fidelity Advisor Value Strategies
 Fund...................................       90,815      16,419
Federated Short-Term Income Fund........       89,275      24,705
Franklin Balance Sheet Investment
 Fund...................................      445,507      55,817
Mutual Shares Fund......................      202,960       9,478
Franklin Small-Mid Cap Growth Fund......       79,430       4,388
Templeton Foreign Fund..................      237,973       9,537
John Hancock Small Cap Equity Fund......      148,026       4,603
Hartford Advisers HLS Fund..............      773,100     264,963
Hartford Bond HLS Fund..................    1,215,949     145,555
Hartford Capital Appreciation HLS
 Fund...................................    1,391,811     132,323
Hartford Dividend and Growth HLS Fund...    1,753,653     165,875
Hartford Global Health HLS Fund.........      188,896       5,840
Hartford Global Technology HLS Fund.....       29,208       8,851
Hartford Index HLS Fund.................    1,254,251     168,313
Hartford MidCap HLS Fund................    1,602,861     100,797
Hartford Money Market HLS Fund..........      263,194      28,915
Hartford Mortgage Securities HLS Fund...      154,703      64,220
Hartford Small Company HLS Fund.........      222,216      16,563
Hartford Stock HLS Fund.................    1,254,026     266,545
Invesco Financial Services Fund.........       87,986       5,860
Invesco Leisure Fund....................      145,864       8,367
Invesco Small Company Growth Fund.......      110,542       6,623
Invesco Technology Fund.................       93,251      33,471
Janus Adviser Capital Appreciation
 Fund...................................    1,049,161     758,861
Janus Adviser International Growth
 Fund...................................       27,989         984
Janus Adviser Worldwide Fund............       35,106       2,145
Massachusetts Investors Growth Stock
 Fund...................................      425,315      38,926
MFS Capital Opportunities Fund..........      176,070      21,100
MFS High Income Fund....................       33,581       1,512
MFS Mid Cap Growth Fund.................      115,755      15,350
MFS Utilities Fund......................       29,087       4,385
MFS Value Fund..........................      215,993      19,481
Oakmark International Small Cap.........      145,046      15,795
Oppenheimer Capital Appreciation Fund...      236,458      18,720
Oppenheimer Global Fund.................      509,761      34,426
Putnam International Equity Fund........      172,736      22,725
Equity and Income Fund..................    1,477,308      72,257
                                          -----------  ----------
                                          $17,510,839  $2,719,559
                                          ===========  ==========

_____________________________________ SA-36 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
American Century Equity Income
 Fund..............................   52,355    6,059          46,296
AIM Basic Value Fund...............   35,318    8,266          27,052
Dreyfus Lifetime Growth & Income...    2,301       13           2,288
Dreyfus Lifetime Growth
 Portfolio.........................    2,633      116           2,517
Dreyfus Lifetime Income
 Portfolio.........................    1,451       85           1,366
Dreyfus Premier Core Bond Fund.....    6,927    1,863           5,064
Fidelity Advisor Value Strategies
 Fund..............................    9,864    2,206           7,658
Federated Short-Term Income Fund...    8,526    2,360           6,166
Franklin Balance Sheet Investment
 Fund..............................   43,369    5,643          37,726
Mutual Shares Fund.................   20,210      512          19,698
Franklin Small-Mid Cap Growth
 Fund..............................   10,812      422          10,390
Templeton Foreign Fund.............   23,391      997          22,394
John Hancock Small Cap Equity
 Fund..............................   19,404      780          18,624
Hartford Advisers HLS Fund.........   84,671   27,971          56,700
Hartford Bond HLS Fund.............  126,806   12,503         114,303
Hartford Capital Appreciation HLS
 Fund..............................  141,672   13,843         127,829
Hartford Dividend and Growth HLS
 Fund..............................  609,886   60,903         548,983
Hartford Global Health HLS Fund....   16,068      689          15,379
Hartford Global Technology HLS
 Fund..............................    4,172      851           3,321
Hartford Index HLS Fund............  536,757   21,039         515,718
Hartford MidCap HLS Fund...........  165,005   10,060         154,945
Hartford Money Market HLS Fund.....   55,661    2,821          52,840
Hartford Mortgage Securities HLS
 Fund..............................   19,207    5,797          13,410
Hartford Small Company HLS Fund....  148,600    6,156         142,444
Hartford Stock HLS Fund............  111,809   18,912          92,897
Invesco Financial Services Fund....    9,098      444           8,654
Invesco Leisure Fund...............   15,399      659          14,740
Invesco Small Company Growth
 Fund..............................   13,822      668          13,154
Invesco Technology Fund............   20,021    7,790          12,231
Janus Adviser Capital Appreciation
 Fund..............................  113,230   78,425          34,805
Janus Adviser International Growth
 Fund..............................    3,401       76           3,325
Janus Adviser Worldwide Fund.......   23,626      974          22,652
Massachusetts Investors Growth
 Stock Fund........................   52,221    4,521          47,700
MFS Capital Opportunities Fund.....   22,756    2,377          20,379
MFS High Income Fund...............    2,834       88           2,746
MFS Mid Cap Growth Fund............   16,242    1,610          14,632
MFS Utilities Fund.................    2,859      384           2,475
MFS Value Fund.....................   22,597    1,616          20,981
Oakmark International Small Cap....   13,292    1,548          11,744
Oppenheimer Capital Appreciation
 Fund..............................   26,515    1,400          25,115
Oppenheimer Global Fund............   21,965    1,784          20,181
Putnam International Equity Fund...   18,728    3,013          15,715
Equity and Income Fund.............  145,540    8,085         137,455

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
American Century Equity Income
 Fund..............................   81,032   11,940          69,092
AIM Basic Value Fund...............   66,375   11,414          54,961
Dreyfus Lifetime Growth & Income...    2,878    --              2,878
Dreyfus Lifetime Growth
 Portfolio.........................    2,258    --              2,258
Dreyfus Lifetime Income
 Portfolio.........................    1,481    --              1,481
Dreyfus Premier Core Bond Fund.....    2,685        1           2,684
Fidelity Advisor Value Strategies
 Fund..............................   18,559    1,474          17,085
Federated Short-Term Income Fund...    4,047    --              4,047
Franklin Balance Sheet Investment
 Fund..............................   61,540    2,069          59,471
Mutual Shares Fund.................   24,498      886          23,612
Franklin Small-Mid Cap Growth
 Fund..............................    3,160        1           3,159
Templeton Foreign Fund.............   21,130        5          21,125
John Hancock Small Cap Equity
 Fund..............................   16,750    1,250          15,500
Hartford Advisers HLS Fund.........  262,509    2,015         260,494
Hartford Bond HLS Fund.............  140,090   12,758         127,331
Hartford Capital Appreciation HLS
 Fund..............................  305,909    4,735         301,174
Hartford Dividend and Growth HLS
 Fund..............................  151,721    1,370         150,351
Hartford Global Health HLS Fund....    4,146        1           4,145
Hartford Global Technology HLS
 Fund..............................    1,177    --              1,177
Hartford Index HLS Fund............  208,437      452         207,985
Hartford MidCap HLS Fund...........   78,657    1,360          77,297
Hartford Money Market HLS Fund.....   10,885      163          10,722
Hartford Mortgage Securities HLS
 Fund..............................   28,929      160          28,769
Hartford Small Company HLS Fund....   77,987    1,921          76,065
Hartford Stock HLS Fund............  159,708    3,788         155,920
Invesco Financial Services Fund....    8,157      691           7,466
Invesco Leisure Fund...............   13,467      947          12,520
Invesco Small Company Growth
 Fund..............................    9,445      615           8,831
Invesco Technology Fund............    1,181    --              1,181
Invesco Telecommunications Fund....    1,092      181             911
Janus Adviser Capital Appreciation
 Fund..............................   52,886        2          52,884
Janus Adviser International Fund...    3,405      192           3,213
Janus Adviser Worldwide Fund.......   20,090      301          19,789
Massachusetts Investors Growth
 Stock Fund........................   40,746    6,445          34,301
MFS Capital Opportunities Fund.....   44,415        5          44,410
MFS High Income Fund...............    1,048    --              1,048
MFS Mid Cap Growth Fund............   10,426       38          10,388
MFS Utilities Fund.................    3,342        1           3,341
MFS Value Fund.....................   35,459      935          34,524
Oakmark International Small Cap....   11,713    1,635          10,078
Oppenheimer Capital Appreciation
 Fund..............................   39,768      107          39,661
Oppenheimer Global Fund............   14,108        4          14,104
Putnam International Growth Fund...   32,244    4,871          27,373
Equity and Income Fund.............  156,032   11,610         144,422

_____________________________________ SA-38 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
AMERICAN CENTURY EQUITY INCOME FUND
  2003  Lowest contract charges     94,582     $11.79       $1,115,381       0.35%       2.97%     23.81%
        Highest contract charges       911      11.54           10,504       1.24%       3.32%     22.40%
        Remaining contract
        charges                     19,894     --              247,592      --          --         --
  2002  Lowest contract charges     59,433       9.52          566,077       0.31%       2.53%     (4.75)%
        Highest contract charges       172       9.42            1,616       1.05%       3.93%     (5.75)%
        Remaining contract
        charges                      9,487     --               90,423      --          --         --
AIM BASIC VALUE FUND
  2003  Lowest contract charges     82,013      10.48          859,436       0.35%      --         33.29%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges     54,961       7.86          432,090       0.31%      --        (21.38)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
DREYFUS LIFETIME GROWTH & INCOME
  2003  Lowest contract charges      4,347      10.59           46,056       0.65%       2.02%     19.06%
        Highest contract charges       554      10.48            5,799       1.23%       5.09%     18.34%
        Remaining contract
        charges                        265     --                2,787      --          --         --
  2002  Lowest contract charges      2,850       8.90           25,363       0.54%      14.36%    (11.01)%
        Highest contract charges        28       8.85              246       1.06%      15.69%    (11.48)%
        Remaining contract
        charges                      --        --              --           --          --         --
DREYFUS LIFETIME GROWTH PORTFOLIO
  2003  Lowest contract charges      3,344      10.11           33,800       0.65%       0.30%     27.61%
        Highest contract charges     1,431       9.99           14,300       1.23%       0.49%     26.84%
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges      2,179       7.92           17,259       0.54%       0.19%    (20.79)%
        Highest contract charges        79       7.88              623       1.08%       0.15%    (21.21)%
        Remaining contract
        charges                      --        --              --           --          --         --
DREYFUS LIFETIME INCOME PORTFOLIO
  2003  Lowest contract charges      1,878      10.66           20,027       0.65%       3.43%      7.01%
        Highest contract charges         6      10.54               61       0.38%      11.42%      6.37%
        Remaining contract
        charges                        964     --               10,533      --          --         --
  2002  Lowest contract charges      1,481       9.97           14,763       0.54%      19.03%     (0.35)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
DREYFUS PREMIER CORE BOND FUND
  2003  Lowest contract charges      6,642      11.21           74,448       0.65%       3.62%      6.64%
        Highest contract charges       612      11.08            6,786       1.23%       3.57%      6.00%
        Remaining contract
        charges                        494     --                5,600      --          --         --
  2002  Lowest contract charges      2,320      10.51           24,390       0.53%       3.98%      5.11%
        Highest contract charges       125      10.45            1,309       1.04%       3.81%      4.56%
        Remaining contract
        charges                        239     --                2,542      --          --         --

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
FIDELITY ADVISOR VALUE STRATEGIES FUND
  2003  Lowest contract charges     24,743     $12.30       $  304,423       0.35%      --         59.43%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges     17,085       7.72          131,844       0.31%      --        (22.83)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
FEDERATED SHORT-TERM INCOME FUND
  2003  Lowest contract charges     10,212      10.24          104,535       0.35%       2.61%      0.75%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges      4,047      10.16           41,115       0.31%       3.02%      1.60%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
FRANKLIN BALANCE SHEET INVESTMENT FUND
  2003  Lowest contract charges     70,941      12.11          858,768       0.35%       0.50%     29.13%
        Highest contract charges       177      11.90            2,101       1.24%       0.42%     27.97%
        Remaining contract
        charges                     26,079     --              313,949      --          --         --
  2002  Lowest contract charges     41,074       9.38          385,061       0.31%       1.12%     (6.25)%
        Highest contract charges       162       9.30            1,511       1.08%       1.45%     (6.99)%
        Remaining contract
        charges                     18,235     --              170,519      --          --         --
MUTUAL SHARES FUND
  2003  Lowest contract charges     15,293      11.23          171,677       0.65%       1.55%     25.36%
        Highest contract charges       667      11.10            7,403       1.24%       1.92%     24.62%
        Remaining contract
        charges                     27,350     --              306,091      --          --         --
  2002  Lowest contract charges      9,594       8.96           85,913       0.56%       6.50%    (10.45)%
        Highest contract charges       208       8.91            1,849       1.09%       2.23%    (10.93)%
        Remaining contract
        charges                     13,810     --              123,534      --          --         --
FRANKLIN SMALL-MID CAP GROWTH FUND
  2003  Lowest contract charges      7,020       7.08           49,691      --          --         37.68%
        Highest contract charges       539      10.15            5,467       1.24%      --         35.97%
        Remaining contract
        charges                      5,990     --               61,007      --          --         --
  2002  Lowest contract charges      3,045       7.50           22,846       0.56%      --        (24.97)%
        Highest contract charges       114       7.46              849       1.05%      --        (25.37)%
        Remaining contract
        charges                      --        --              --           --          --         --
TEMPLETON FOREIGN FUND
  2003  Lowest contract charges      9,857      11.81          116,381      --           3.51%     30.51%
        Highest contract charges       195      11.76            2,292       1.25%       2.79%     28.90%
        Remaining contract
        charges                     33,467     --              401,125      --          --         --
  2002  Lowest contract charges     13,969       9.17          128,137       0.56%       2.03%     (8.27)%
        Highest contract charges        50       9.12              455       0.93%       2.86%     (8.75)%
        Remaining contract
        charges                      7,106     --               66,427      --          --         --

_____________________________________ SA-40 ____________________________________

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
JOHN HANCOCK SMALL CAP EQUITY FUND
  2003  Lowest contract charges      7,443     $ 9.59       $   71,381      --          --         48.91%
        Highest contract charges        88       9.37              825       1.22%      --         47.07%
        Remaining contract
        charges                     26,594     --              253,110      --          --         --
  2002  Lowest contract charges     12,935       6.42           83,054       0.31%      --        (35.79)%
        Highest contract charges         4       6.37               24      --          --        (36.30)%
        Remaining contract
        charges                      2,561     --               16,402      --          --         --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges        709       6.83            4,841      --           6.94%     18.49%
        Highest contract charges     3,830      10.13           38,814       1.23%       4.30%     17.02%
        Remaining contract
        charges                    312,655     --            3,073,019      --          --         --
  2002  Lowest contract charges    240,390       8.71        2,092,804       0.54%       7.61%    (12.94)%
        Highest contract charges        60       8.66              524       1.11%       4.01%    (13.40)%
        Remaining contract
        charges                     20,044     --              112,811      --          --         --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges     18,734       7.00          131,125      --           5.09%      7.85%
        Highest contract charges     1,184      11.53           13,659       1.23%       2.86%      6.51%
        Remaining contract
        charges                    221,716     --            2,258,111      --          --         --
  2002  Lowest contract charges     28,114      10.92          306,850       0.30%       5.03%      9.15%
        Highest contract charges        87      10.83              940       1.05%      --          8.29%
        Remaining contract
        charges                     99,130     --              978,749      --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges      5,932      14.98           88,854      --           2.40%     42.38%
        Highest contract charges     4,897      11.71           57,326       1.24%       1.34%     40.61%
        Remaining contract
        charges                    418,173     --            5,050,402      --          --         --
  2002  Lowest contract charges     17,831       8.39          149,613       0.31%       1.14%    (16.10)%
        Highest contract charges       576       8.33            4,798       1.07%       2.38%    (16.75)%
        Remaining contract
        charges                    282,767     --            2,398,863      --          --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges    450,807       2.73        1,228,562      --           2.47%     26.80%
        Highest contract charges     5,094      10.59           53,948       1.23%       5.01%     25.22%
        Remaining contract
        charges                    243,432     --            1,492,430      --          --         --
  2002  Lowest contract charges     72,815       8.50          619,013       0.53%      10.31%    (14.99)%
        Highest contract charges       245       8.46            2,068       1.08%       3.91%    (15.43)%
        Remaining contract
        charges                     77,291     --              162,192      --          --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges     11,585      13.52          156,673      --          --         32.31%
        Highest contract charges       122      10.96            1,341       1.21%       0.06%     30.67%
        Remaining contract
        charges                      7,816     --               87,774      --          --         --
  2002  Lowest contract charges      3,770       8.43           31,792       0.54%      --        (15.68)%
        Highest contract charges         3       8.39               27      --          --        (16.12)%
        Remaining contract
        charges                        372     --                3,721      --          --         --

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges      2,183     $ 4.95       $   10,817      --          --         61.50%
        Highest contract charges       411      10.49            4,314       1.21%      --         59.50%
        Remaining contract
        charges                      1,903     --               19,598      --          --         --
  2002  Lowest contract charges      1,177       6.61            7,778       0.54%      --        (33.89)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges    415,789       1.66          690,656      --           2.95%     28.13%
        Highest contract charges       771       9.97            7,690       1.22%       3.76%     26.54%
        Remaining contract
        charges                    307,143     --            2,387,558      --          --         --
  2002  Lowest contract charges    182,064       7.92        1,442,007       0.54%       7.90%    (20.80)%
        Highest contract charges        10       7.88               76       0.68%       9.67%    (21.21)%
        Remaining contract
        charges                     25,911     --               32,795      --          --         --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges     64,115      11.49          736,875      --           0.43%     37.67%
        Highest contract charges     1,825      11.70           21,349       1.24%       0.38%     35.96%
        Remaining contract
        charges                    166,302     --            1,929,554      --          --         --
  2002  Lowest contract charges     38,616       8.67          334,839       0.30%       0.14%    (13.29)%
        Highest contract charges       402       8.60            3,456       1.08%       0.00%    (13.97)%
        Remaining contract
        charges                     38,279     --              321,427      --          --         --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges      3,346      10.76           36,017      --           0.65%      0.75%
        Highest contract charges       553       9.96            5,507       1.24%       0.69%     (0.50)%
        Remaining contract
        charges                     59,663     --              291,173      --          --         --
  2002  Lowest contract charges        597      10.09            6,026       0.28%       1.00%      0.88%
        Highest contract charges        91      10.01              914       1.06%       0.98%      0.14%
        Remaining contract
        charges                     10,034     --               91,477      --          --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges     29,945      10.79          323,031       0.65%       3.08%      1.63%
        Highest contract charges     2,135      10.67           22,775       1.24%       4.31%      1.02%
        Remaining contract
        charges                     10,099     --               35,957      --          --         --
  2002  Lowest contract charges     27,090      10.62          287,556       0.54%      --          6.15%
        Highest contract charges       279      10.56            2,943       1.09%      --          5.59%
        Remaining contract
        charges                      1,400     --                4,917      --          --         --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges     42,938       1.74           74,670      --          --         55.87%
        Highest contract charges       134      11.25            1,504       1.19%      --         53.94%
        Remaining contract
        charges                    175,438     --              328,496      --          --          0.00%
  2002  Lowest contract charges      1,459       7.35           10,717       0.53%      --        (26.54)%
        Highest contract charges         3       7.31               25      --          --        (26.93)%
        Remaining contract
        charges                     74,603     --               81,478      --          --         --

_____________________________________ SA-42 ____________________________________

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges     30,746     $17.74       $  545,412      --           1.60%     26.47%
        Highest contract charges     3,433       9.64           33,099       1.24%       2.28%     24.90%
        Remaining contract
        charges                    214,639     --            2,116,921      --          --         --
  2002  Lowest contract charges     31,030       7.78          241,446       0.31%       1.61%    (22.19)%
        Highest contract charges       235       7.72            1,811       1.07%       6.65%    (22.80)%
        Remaining contract
        charges                    124,655     --              978,267      --          --         --
INVESCO FINANCIAL SERVICES FUND
  2003  Lowest contract charges        880      10.79            9,489      --           0.94%     29.50%
        Highest contract charges       209      10.79            2,258       1.24%       0.77%     27.89%
        Remaining contract
        charges                     15,031     --              164,087      --          --         --
  2002  Lowest contract charges      4,521       8.48           38,338       0.56%      --        (15.20)%
        Highest contract charges       183       8.44            1,540       1.07%      --        (15.65)%
        Remaining contract
        charges                      2,762     --               23,494      --          --         --
INVESCO LEISURE FUND
  2003  Lowest contract charges      7,021      11.08           77,799       0.65%      --         29.46%
        Highest contract charges       307      10.96            3,362       1.25%      --         28.69%
        Remaining contract
        charges                     19,932     --              221,164      --          --         --
  2002  Lowest contract charges      3,621       8.56           30,988       0.56%      --        (14.41)%
        Highest contract charges       189       8.51            1,609       1.09%      --        (14.86)%
        Remaining contract
        charges                      8,710     --               74,803      --          --         --
INVESCO SMALL COMPANY GROWTH FUND
  2003  Lowest contract charges        240       7.51            1,803      --          --         33.49%
        Highest contract charges        91       9.70              880       1.23%      --         31.84%
        Remaining contract
        charges                     21,655     --              205,097      --          --         --
  2002  Lowest contract charges      2,040       7.40           15,087       0.56%      --        (26.05)%
        Highest contract charges        29       7.36              213       1.08%      --        (26.44)%
        Remaining contract
        charges                      6,762     --               47,999      --          --         --
INVESCO TECHNOLOGY FUND
  2003  Lowest contract charges      7,345       3.93           28,828      --          --         43.17%
        Highest contract charges         3       7.85               20       0.25%      --         41.39%
        Remaining contract
        charges                      6,975     --               52,466      --          --         --
  2002  Lowest contract charges        606       5.64            3,417       0.26%      --        (43.62)%
        Highest contract charges       911       6.14            5,590       0.56%      --        (38.61)%
        Remaining contract
        charges                        575     --                3,210      --          --         --
JANUS ADVISER CAPITAL APPRECIATION FUND
  2003  Lowest contract charges     11,079      10.36          114,750      --          --         18.92%
        Highest contract charges       229      10.12            2,313       1.25%      --         17.44%
        Remaining contract
        charges                     76,382     --              780,693      --          --         --
  2002  Lowest contract charges     52,818       8.66          457,399       0.56%       0.49%    (13.40)%
        Highest contract charges        66       8.62              576       1.09%       0.26%    (13.86)%
        Remaining contract
        charges                      --        --              --           --          --         --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
JANUS ADVISER INTERNATIONAL GROWTH FUND
  2003  Lowest contract charges      6,538     $10.48       $   68,543       0.65%       1.18%     33.90%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges      3,213       7.83           25,156       0.56%       3.06%    (21.71)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
JANUS ADVISER WORLDWIDE FUND
  2003  Lowest contract charges      3,862       9.45           36,498       0.65%       0.78%     22.04%
        Highest contract charges       137       9.34            1,281       1.24%       0.98%     21.31%
        Remaining contract
        charges                     38,442     --               35,900      --          --         --
  2002  Lowest contract charges      1,935       7.74           14,982       0.54%       2.70%    (22.57)%
        Highest contract charges        38       7.70              292       1.04%       1.46%    (22.97)%
        Remaining contract
        charges                     17,816     --               13,661      --          --         --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
  2003  Lowest contract charges     57,554       9.18          528,363       0.35%      --         22.22%
        Highest contract charges       667       9.03            6,019       1.24%      --         21.12%
        Remaining contract
        charges                     23,780     --              203,952      --          --         --
  2002  Lowest contract charges     26,467       7.51          198,805       0.30%      --        (24.88)%
        Highest contract charges       134       7.45              996       0.92%      --        (25.48)%
        Remaining contract
        charges                      7,700     --               56,130      --          --         --
MFS CAPITAL OPPORTUNITIES FUND
  2003  Lowest contract charges     62,648       9.31          583,110       0.65%      --         26.58%
        Highest contract charges       115       9.20            1,057       1.22%      --         25.83%
        Remaining contract
        charges                      2,026     --               15,808      --          --         --
  2002  Lowest contract charges     43,863       7.35          322,521       0.56%      --        (26.47)%
        Highest contract charges         9       7.31               69       0.57%      --        (26.86)%
        Remaining contract
        charges                        538     --                3,324      --          --         --
MFS HIGH INCOME FUND
  2003  Lowest contract charges        408      11.86            4,839      --           7.86%     22.83%
        Highest contract charges       298      12.20            3,636       1.23%       7.84%     21.30%
        Remaining contract
        charges                      3,087     --               37,203      --          --         --
  2002  Lowest contract charges        939      10.11            9,496       0.56%       7.25%      1.11%
        Highest contract charges        10      10.06               99       0.63%       7.34%      0.58%
        Remaining contract
        charges                         99     --                  950      --          --         --
MFS MID CAP GROWTH FUND
  2003  Lowest contract charges      3,829       8.24           31,559       0.65%      --         37.09%
        Highest contract charges       545       8.15            4,444       1.24%      --         36.27%
        Remaining contract
        charges                     20,647     --              163,168      --          --         --
  2002  Lowest contract charges      2,722       6.01           16,365       0.56%      --        (39.88)%
        Highest contract charges       108       5.98              644       0.89%      --        (40.19)%
        Remaining contract
        charges                      7,558     --               43,660      --          --         --

_____________________________________ SA-44 ____________________________________

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
MFS UTILITIES FUND
  2003  Lowest contract charges      5,611     $11.45       $   64,248       0.65%       1.95%     35.10%
        Highest contract charges        49      11.32              559       1.16%       2.19%     34.30%
        Remaining contract
        charges                        156     --                1,254      --          --         --
  2002  Lowest contract charges      3,341       8.48           28,319       0.56%       3.99%    (15.25)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
MFS VALUE FUND
  2003  Lowest contract charges     30,412      10.74          326,560       0.65%       1.28%     23.89%
        Highest contract charges       373      10.62            3,965       1.25%       1.31%     23.15%
        Remaining contract
        charges                     24,719     --              268,735      --          --         --
  2002  Lowest contract charges     21,261       8.67          184,277       0.56%       2.00%    (13.33)%
        Highest contract charges       254       8.62            2,194       1.09%       1.51%    (13.78)%
        Remaining contract
        charges                     13,009     --              114,381      --          --         --
OAKMARK INTERNATIONAL SMALL CAP
  2003  Lowest contract charges     21,822      14.29          311,896       0.35%       1.21%     51.88%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges     10,078       9.41           94,836       0.31%       4.88%     (5.90)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
OPPENHEIMER CAPITAL APPRECIATION FUND
  2003  Lowest contract charges      6,519      10.19           66,429      --          --         29.46%
        Highest contract charges       317       9.95            3,160       1.23%      --         27.85%
        Remaining contract
        charges                     57,938     --              583,153      --          --         --
  2002  Lowest contract charges     39,653       7.83          310,336       0.54%      --        (21.74)%
        Highest contract charges         8       7.79               61      --          --        (22.15)%
        Remaining contract
        charges                      --        --              --           --          --          0.00%
OPPENHEIMER GLOBAL FUND
  2003  Lowest contract charges      9,014      51.85          467,356      --           1.37%     43.07%
        Highest contract charges       534      11.16            5,957       1.23%       2.71%     41.30%
        Remaining contract
        charges                     24,737     --              279,289      --          --         --
  2002  Lowest contract charges     12,400       7.94           98,441       0.54%      --        (20.61)%
        Highest contract charges         7       7.90               57      --          --        (21.03)%
        Remaining contract
        charges                      1,697     --               13,522      --          --         --
PUTNAM INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges     43,087      10.97          472,504       0.35%       2.39%     27.69%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --
  2002  Lowest contract charges     27,373       8.59          235,081       0.31%       0.36%    (14.12)%
        Highest contract charges     --        --              --           --          --         --
        Remaining contract
        charges                      --        --              --           --          --         --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                     INVESTMENT
                                                UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   -------  ------------  --------------  ---------  ----------  ---------
EQUITY AND INCOME FUND
  2003  Lowest contract charges     28,433     $11.25       $  319,731      --           3.06%     22.16%
        Highest contract charges     2,653      10.98           29,143       1.24%       2.87%     20.64%
        Remaining contract
        charges                    250,789     --            2,798,255      --          --         --
  2002  Lowest contract charges     89,291       9.18          819,413       0.31%       2.57%     (8.23)%
        Highest contract charges       232       9.11            2,110       1.09%       2.78%     (8.95)%
        Remaining contract
        charges                     54,899     --              503,756      --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of Separate Account expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.00% to 1.25% of the contract's value for mortality and expense risks undertaken and administrative services provided by the company.

These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-46 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.